UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02064

Pax World Funds Series Trust I
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400
Portsmouth, NH 03801
(Address of principal executive offices) (Zip code)

Joseph F. Keefe
30 Penhallow Street, Suite 400
Portsmouth, NH 03801
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-767-1729
Date of fiscal year end: December 31
Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)
Pax World Growth Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 97.0%
CONSUMER DISCRETIONARY: 16.2%
Amazon.com, Inc. (a)	7,050	$4,185,162
BorgWarner, Inc.	39,800	1,528,320
Home Depot, Inc., The	17,500	2,335,025
Lowe's Cos., Inc.	60,500	4,582,875
Macy's, Inc.	43,500	1,917,915
Marriott International, Inc., Class A (c)	25,000	1,779,500
Mohawk Industries, Inc. (a)	7,250	1,384,025
Newell Rubbermaid, Inc.	83,000	3,676,070
NIKE, Inc., Class B	55,056	3,384,292
Scripps Networks Interactive, Inc. Class A	21,500	1,408,250
Starbucks Corp.	54,300	3,241,710
Time Warner, Inc.	26,850	1,947,968
VF Corp.	16,300	1,055,588
Walt Disney Co., The	13,500	1,340,685
		33,767,385

CONSUMER STAPLES: 9.8%
CVS Health Corp.	33,500	3,474,955
Estee Lauder Cos, Inc., Class A	39,800	3,753,538
General Mills, Inc.	56,500	3,579,275
PepsiCo, Inc.	60,680	6,218,486
Procter & Gamble Co., The	42,100	3,465,251
		20,491,505

FINANCIALS: 8.1%
American Express Co.	34,000	2,087,600
American Tower Corp., REIT	33,450	3,424,277
CBRE Group, Inc., Class A (a)	50,500	1,455,410
Morgan Stanley	56,800	1,420,568
PNC Financial Services Group, Inc.	55,450	4,689,406
State Street Corp.	32,400	1,896,048
Weyerhaeuser Co., REIT	62,500	1,936,250
		16,909,559

HEALTH CARE: 14.4%
Abbott Laboratories	113,500	4,747,705
Agilent Technologies, Inc.	61,500	2,450,775
Biogen, Inc. (a)	5,250	1,366,680
Bristol-Myers Squibb Co.	40,500	2,587,140
Celgene Corp. (a)	27,000	2,702,430
Express Scripts Holding Co. (a)	12,750	875,798
Gilead Sciences, Inc.	35,150	3,228,879
Laboratory Corp of America Holdings (a)	42,890	5,023,705

Schedule of Investments (Unaudited)
Pax World Growth Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Mylan NV (a)	49,000	$2,271,150
Thermo Fisher Scientific, Inc.	34,962	4,950,270
		30,204,532

INDUSTRIALS: 11.4%
3M Co.	30,000	4,998,899
Cummins, Inc.	5,500	604,670
Eaton Corp PLC	33,050	2,067,608
Expeditors Int. of Washington, Inc.	61,000	2,977,410
Landstar System, Inc.	26,250	1,696,013
Quanta Services, Inc. (a)	91,700	2,068,752
Roper Technologies, Inc.	12,850	2,348,595
SolarCity Corp. (a)(c)	3,675	90,332
Stanley Black & Decker, Inc.	31,500	3,314,115
United Parcel Service, Inc., Class B	35,701	3,765,384
		23,931,778

INFORMATION TECHNOLOGY: 30.8% (b)
Alphabet, Inc., Class A (a)	8,955	6,831,769
Alphabet, Inc., Class C (a)	5,619	4,185,876
Apple, Inc.	98,925	10,781,834
Cognizant Technology Solutions, Class A (a)	50,000	3,135,000
eBay, Inc. (a)	57,750	1,377,915
EMC Corp.	93,000	2,478,450
Facebook, Inc., Class A (a)	32,000	3,651,200
Ingram Micro, Inc., Class A	71,500	2,567,565
Intuit, Inc.	20,400	2,121,804
MasterCard, Inc., Class A	31,000	2,929,500
Microsoft Corp.	69,000	3,810,870
NXP Semiconductors NV (a)	19,500	1,580,865
Oracle Corp.	36,820	1,506,306
PayPal Holdings Inc (a)	75,750	2,923,950
QUALCOMM, Inc.	32,250	1,649,265
Red Hat, Inc. (a)	20,200	1,505,102
Salesforce.com, Inc. (a)	40,250	2,971,658
SunPower Corp. (a)(c)	45,750	1,022,055
Tableau Software, Inc., Class A (a)	15,115	693,325
Texas Instruments, Inc.	48,500	2,784,870
Visa, Inc., Class A	49,000	3,747,520
		64,256,699

Schedule of Investments (Unaudited)
Pax World Growth Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
MATERIALS: 2.6%
Nucor Corp.	60,000	$2,838,000
Praxair, Inc.	23,500	2,689,575
		5,527,575

TELECOMMUNICATION SERVICES: 2.4%
Verizon Communications, Inc.	77,370	4,184,170
Vodafone Group PLC, ADR	27,729	888,714
		5,072,884

UTILITIES: 1.3%
American Water Works Co., Inc.	40,404	2,785,048

TOTAL COMMON STOCKS		202,946,965
(Cost $140,280,996)

TIME DEPOSIT: 3.2%
State Street Euro Dollar Time Deposit, 0.010%, 04/01/16	$6,605,000	6,605,000
(Cost $6,605,000)

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 1.3%
State Street Navigator Securities Lending Prime Portfolio	2,747,511	2,747,511
(Cost $2,747,511)

TOTAL INVESTMENTS: 101.5%		212,299,476
(Cost $149,633,507)

Payable upon return of securities loaned: -1.3%		(2,747,511)

Other assets and liabilities - (Net): -0.2%		(396,292)

Net Assets: 100.0%		$209,155,673

(a)	Non-income producing security.
(b)	Broad industry sectors used for financial reporting purposes. Diversification compliance testing is based on narrower industries within broad sector.
(c)	Security or partial position of this security was on loan as of March 31, 2016. The total market value of securities on loan as of March 31, 2016 was $2,679,377.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax Mid Cap Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 95.2%
CONSUMER DISCRETIONARY: 15.8%
Aramark	75,000	$2,484,000
Cabela's, Inc. (a)	137,659	6,702,617
Carter's, Inc.	42,471	4,475,594
Genuine Parts Co	20,000	1,987,200
Newell Rubbermaid, Inc.	98,403	4,358,269
Sally Beauty Holdings, Inc. (a)	158,478	5,131,518
		25,139,198

CONSUMER STAPLES: 5.0%
ConAgra Foods, Inc.	70,000	3,123,400
Maple Leaf Foods, Inc.	230,200	4,812,266
		7,935,666

ENERGY: 3.9%
Concho Resources, Inc. (a)	10,000	1,010,400
Core Laboratories NV	21,000	2,360,610
EQT Corp.	42,906	2,885,858
		6,256,868

FINANCIALS: 30.8%
Alleghany Corp. (a)	12,977	6,439,187
Capitol Federal Financial, Inc.	518,107	6,870,099
Citizens Financial Group, Inc.	160,000	3,352,000
Equity Residential, REIT	45,136	3,386,554
Investors Bancorp, Inc.	554,319	6,452,273
Legg Mason, Inc.	87,693	3,041,193
Prologis, Inc., REIT	85,000	3,755,300
RenaissanceRe Holdings, Ltd.	70,561	8,455,324
Weyerhaeuser Co., REIT	55,000	1,703,900
White Mountains Insurance Group, Ltd.	7,000	5,618,200
		49,074,030

HEALTH CARE: 4.9%
Brookdale Senior Living, Inc. (a)	235,000	3,731,800
Hologic, Inc. (a)	119,100	4,108,950
		7,840,750

INDUSTRIALS: 8.1%
Expeditors Int. of Washington, Inc.	98,575	4,811,446
Masco Corp.	105,597	3,321,026
Oshkosh Corp.	111,681	4,564,402
Waste Management, Inc.	4,681	276,179
		12,973,053

Schedule of Investments (Unaudited)
Pax Mid Cap Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY: 15.9%
Amdocs, Ltd.	85,000	$5,135,700
ARRIS International PLC (a)	139,308	3,192,939
Citrix Systems, Inc. (a)	20,000	1,571,600
Fiserv, Inc. (a)	20,000	2,051,600
Genpact, Ltd. (a)	57,420	1,561,250
Ingram Micro, Inc., Class A	186,022	6,680,050
Syntel, Inc. (a)	103,477	5,166,607
		25,359,746
MATERIALS: 4.5%
Axiall Corp.	100,873	2,203,066
Newmont Mining Corp.	187,753	4,990,475
		7,193,541

UTILITIES: 6.3%
Laclede Group, Inc., The	76,720	5,197,780
ONE Gas, Inc.	80,421	4,913,723
		10,111,503

TOTAL COMMON STOCKS		151,884,355
(Cost $141,480,903)

TOTAL INVESTMENTS: 95.2%		151,884,355
(Cost $141,480,903)

Other assets and liabilities - (Net): 4.8%		7,729,797

Net Assets: 100.0%		$159,614,152

(a)	Non-income producing security.
REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax World Small Cap Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK: 96.3%
CONSUMER DISCRETIONARY: 14.4%
Cabela's, Inc. (a)(b)	314,821	$15,328,633
Carter's, Inc.	93,434	9,846,075
Gentex Corp.	560,333	8,791,625
Jamba, Inc. (a)	482,927	5,968,978
Metaldyne Performance Group, Inc.	326,255	5,484,347
Planet Fitness, Inc., Class A (a)	518,530	8,420,927
Sally Beauty Holdings, Inc. (a)	448,509	14,522,721
Tailored Brands, Inc.	169,152	3,027,821
WCI Communities, Inc. (a)	660,052	12,263,766
		83,654,893

CONSUMER STAPLES: 3.6%
Maple Leaf Foods, Inc.	685,300	14,326,002
Performance Food Group Co. (a)(b)	289,368	6,756,743
		21,082,745

ENERGY: 0.4%
Parsley Energy, Inc., Class A (a)	100,000	2,260,000

FINANCIALS: 34.0% (c)
Alleghany Corp. (a)	27,773	13,780,963
Beneficial Bancorp, Inc. (a)	759,399	10,396,172
Berkshire Hills Bancorp, Inc.	262,759	7,065,590
Capitol Federal Financial, Inc.	1,393,504	18,477,863
FBR & Co. (b)	248,847	4,501,642
Fox Chase Bancorp, Inc.	566,599	10,946,693
HomeTrust Bancshares, Inc. (a)	640,447	11,739,394
Independent Bank Corp.	252,628	11,610,783
Investors Bancorp, Inc.	1,553,531	18,083,101
Kearny Financial Corp/MD	973,434	12,021,910
Legg Mason, Inc.	315,312	10,935,020
Meridian Bancorp, Inc.	991,528	13,802,070
Physicians Realty Trust, REIT	488,117	9,069,214
RenaissanceRe Holdings, Ltd.	135,474	16,233,849
Sovran Self Storage, Inc., REIT	59,142	6,975,799
White Mountains Insurance Group, Ltd.	26,068	20,922,177
		196,562,240

HEALTH CARE: 7.1%
Brookdale Senior Living, Inc. (a)	720,445	11,440,667
ICON PLC (a)	58,051	4,359,630
Integra LifeSciences Holdings Corp. (a)	105,261	7,090,381
Ligand Pharmaceuticals, Inc. (a)(b)	34,790	3,725,661

Schedule of Investments (Unaudited)
Pax World Small Cap Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
HEALTH CARE, continued
Natus Medical, Inc. (a)	373,900	$14,368,977
		40,985,316

INDUSTRIALS: 14.6%
EMCOR Group, Inc.	257,300	12,504,780
ICF International, Inc. (a)	322,370	11,079,857
KLX, Inc. (a)	165,710	5,325,919
Knoll, Inc.	499,793	10,820,518
Korn/Ferry International	191,656	5,421,948
Lydall, Inc. (a)	122,725	3,991,017
MRC Global, Inc. (a)	850,000	11,169,000
NN, Inc. (b)	325,877	4,457,997
Oshkosh Corp.	236,056	9,647,609
Thermon Group Holdings, Inc. (a)	575,106	10,098,861
		84,517,506

INFORMATION TECHNOLOGY: 15.9%
ACI Worldwide, Inc. (a)	454,854	9,456,415
ARRIS International PLC (a)	398,671	9,137,539
ExlService Holdings, Inc. (a)	217,166	11,249,199
Genpact, Ltd. (a)	467,539	12,712,385
Ingram Micro, Inc., Class A	351,550	12,624,161
Progress Software Corp. (a)	319,395	7,703,807
Syntel, Inc. (a)	291,669	14,563,033
TheStreet, Inc.	1,471,653	1,824,850
TiVo, Inc. (a)	773,070	7,351,896
Verint Systems, Inc. (a)	104,776	3,497,423
Westell Technologies, Inc., Class A (a)	1,565,681	1,831,847
		91,952,555

MATERIALS: 2.3%
Axiall Corp.	279,905	6,113,125
Kaiser Aluminum Corp.	83,765	7,081,493
		13,194,618

UTILITIES: 4.0%
Laclede Group, Inc., The	126,819	8,591,987
Unitil Corp.	344,351	14,631,474
		23,223,461

TOTAL COMMON STOCKS		557,433,334
(Cost $562,533,965)

Schedule of Investments (Unaudited)
Pax World Small Cap Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
TIME DEPOSIT: 3.6%
State Street Euro Dollar Time Deposit, 0.010%, 04/01/16	$20,945,000	$20,945,000
(Cost $20,945,000)

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 1.3%
State Street Navigator Securities Lending Prime Portfolio	7,486,831	7,486,831
(Cost $7,486,831)

TOTAL INVESTMENTS: 101.2%		585,865,165
(Cost $590,965,796)

Payable upon return of securities loaned - (Net): -1.3%		(7,486,831)

Other assets and liabilities - (Net): 0.1%		745,984

Net Assets: 100.0%		$579,124,318

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of March 31, 2016. The total market value of securities on loan as of March 31, 2016 was $7,370,723.
(c)	Broad industry sectors used for financial reporting purposes. Diversification compliance testing is based on narrower industries within broad sector.
REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax World Balanced Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 47.3%
CONSUMER DISCRETIONARY: 4.3%
Amazon.com, Inc. (a)	23,007	$13,657,875
Home Depot, Inc., The	185,000	24,684,550
McDonald's Corp.	50,000	6,284,000
NIKE, Inc., Class B	168,530	10,359,539
Time Warner, Inc.	166,616	12,087,991
Walt Disney Co., The	129,100	12,820,921
		79,894,876

CONSUMER STAPLES: 5.3%
CVS Health Corp.	150,800	15,642,484
Estee Lauder Cos, Inc., Class A	245,812	23,182,530
General Mills, Inc.	280,400	17,763,340
PepsiCo, Inc.	215,000	22,033,200
Procter & Gamble Co., The	235,000	19,342,850
		97,964,404

ENERGY: 3.4%
EOG Resources Inc	90,000	6,532,200
Hess Corp.	180,000	9,477,000
Occidental Petroleum Corp.	344,800	23,594,664
Pioneer Natural Resources Co.	169,000	23,785,060
		63,388,924

FINANCIALS: 8.3%
American Tower Corp., REIT	328,100	33,587,597
Bank of New York Mellon Corp., The	621,300	22,882,479
BlackRock, Inc.	15,000	5,108,550
Charles Schwab Corp., The	540,000	15,130,800
Chubb, Ltd.	245,900	29,298,985
Citigroup, Inc.	390,000	16,282,500
First Republic Bank	100,000	6,664,000
Goldman Sachs Group, Inc., The	77,500	12,165,950
T Rowe Price Group, Inc.	54,500	4,003,570
US Bancorp	250,000	10,147,500
		155,271,931

HEALTH CARE: 7.5%
Becton Dickinson & Co.	165,552	25,134,105
Celgene Corp. (a)	180,000	18,016,200
Gilead Sciences, Inc.	80,000	7,348,800
Johnson & Johnson	290,000	31,377,999
Merck & Co., Inc.	355,000	18,783,050

Schedule of Investments (Unaudited)
Pax World Balanced Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Thermo Fisher Scientific, Inc.	115,000	$16,282,850
Zoetis, Inc.	490,145	21,728,128
		138,671,132

INDUSTRIALS: 3.3%
3M Co.	80,000	13,330,400
Ingersoll-Rand PLC	255,783	15,861,104
Stanley Black & Decker, Inc.	173,303	18,233,209
United Parcel Service, Inc., Class B	135,000	14,238,450
		61,663,163

INFORMATION TECHNOLOGY: 11.3%
Alphabet, Inc., Class A (a)	31,500	24,031,350
Alphabet, Inc., Class C (a)	31,549	23,502,427
Apple, Inc.	387,500	42,233,625
Cisco Systems, Inc.	282,000	8,028,540
Cognizant Technology Solutions, Class A (a)	326,188	20,451,988
Facebook, Inc., Class A (a)	120,000	13,692,000
Microsoft Corp.	800,786	44,227,411
QUALCOMM, Inc.	380,000	19,433,200
Visa, Inc., Class A	190,000	14,531,200
		210,131,741

MATERIALS: 1.3%
Ecolab, Inc.	104,200	11,620,384
LyondellBasell Industries NV, Class A	154,500	13,222,110
		24,842,494

TELECOMMUNICATION SERVICES: 1.7%
AT&T, Inc. (e)	810,100	31,731,617

UTILITIES: 0.9%
Eversource Energy	296,105	17,274,766

TOTAL COMMON STOCKS		880,835,048
(Cost $758,472,634)

Schedule of Investments (Unaudited)
Pax World Balanced Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
AFFILIATED INVESTMENT COMPANIES: 17.0%
Pax Mid Cap Fund (f)	15,961,415	$159,614,151
Pax MSCI International ESG Index Fund (f)	20,377,333	157,109,238
(Cost $329,762,108)		316,723,389

BONDS: 32.9%
COMMUNITY INVESTMENT NOTES: 0.2%
Calvert Social Investment Foundation, Inc., 1.500%, 04/30/20	$3,000,000	3,000,000
CINI Investment Note, 2.000%, 11/01/17 (b)(g)	265,516	260,444

TOTAL COMMUNITY INVESTMENT NOTES		3,260,444
(Cost $3,265,516)

CORPORATE BONDS: 9.1%
CONSUMER DISCRETIONARY: 0.7%
GameStop Corp., 144A, 6.750%, 03/15/21 (c)	500,000	485,000
Marriott International, Inc., 3.250%, 09/15/22	3,000,000	3,036,642
Newell Rubbermaid, Inc., 2.050%, 12/01/17	170,000	170,584
Ross Stores, Inc., 3.375%, 09/15/24 (d)	3,000,000	3,038,571
Time Warner Cable, Inc., 6.750%, 07/01/18	3,000,000	3,302,403
Walt Disney Co., The, 3.750%, 06/01/21	3,026,000	3,320,233
		13,353,433

CONSUMER STAPLES: 0.9%
Campbell Soup Co., 3.300%, 03/19/25	3,000,000	3,104,169
Coca-Cola Refreshments USA, Inc., 6.750%, 09/15/28	1,000,000	1,367,861
Costco Wholesale Corp., 2.250%, 02/15/22	2,000,000	2,029,938
General Mills, Inc., 5.650%, 02/15/19	2,500,000	2,780,740
Kellogg Co., 4.150%, 11/15/19	2,000,000	2,156,206
Kimberly-Clark Corp., 2.650%, 03/01/25	2,000,000	2,036,202
Mondelez International, Inc., 6.125%, 08/23/18 (d)	2,000,000	2,205,150
PepsiCo, Inc., 2.750%, 04/30/25	1,000,000	1,026,019
		16,706,285

ENERGY: 0.7%
ConocoPhillips Co., 2.875%, 11/15/21	3,000,000	2,946,279
Hess Corp, 3.500%, 07/15/24 (d)	2,000,000	1,816,186
Noble Energy, Inc., 3.900%, 11/15/24 (d)	2,000,000	1,885,946
Occidental Petroleum Corp., 3.500%, 06/15/25 (d)	2,000,000	2,050,576
ONEOK Partners, LP, 8.625%, 03/01/19	3,775,000	4,109,559
		12,808,546

Schedule of Investments (Unaudited)
Pax World Balanced Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
CORPORATE BONDS, continued
FINANCIALS: 3.8%
Ally Financial, Inc., 3.250%, 11/05/18	$2,000,000	$1,972,000
American Express Co., 7.000%, 03/19/18	1,000,000	1,097,386
Asian Development Bank, 2.125%, 03/19/25	2,000,000	2,030,082
Bank of America Corp., 1.350%, 11/21/16	4,950,000	4,955,603
BlackRock, Inc., 3.375%, 06/01/22	2,350,000	2,508,240
Digital Realty Trust LP, REIT, 3.950%, 07/01/22	1,750,000	1,784,277
Discover Bank, 3.200%, 08/09/21	3,000,000	3,000,357
Discover Bank, 4.250%, 03/13/26	1,300,000	1,309,144
Ford Motor Credit Co., LLC, 1.620%, 11/20/18	3,000,000	2,996,394
Ford Motor Credit Co., LLC, 1.462%, 03/12/19	1,000,000	975,846
Ford Motor Credit Co., LLC, 8.125%, 01/15/20	2,000,000	2,377,062
GE Capital International Funding Co., 144A, 4.418%, 11/15/35 (c)	2,000,000	2,177,142
Goldman Sachs Group, Inc., The, 1.818%, 04/30/18	4,000,000	4,018,140
Goldman Sachs Group, Inc., The, 2.000%, 10/30/22	3,000,000	2,957,223
Goldman Sachs Group, Inc., The, 6.750%, 10/01/37	2,000,000	2,396,152
ING Bank NV,144A, 2.000%, 11/26/18 (c)	2,000,000	2,006,530
International Bank for Reconstruction & Development, 0.625%, 07/12/17	2,000,000	1,998,900
International Finance Corp., 2.000%, 09/15/24	3,000,000	3,024,480
International Bank for Reconstruction & Development, 2.125%, 03/03/25	4,000,000	4,045,388
Morgan Stanley, 1.899%, 04/25/18	4,000,000	4,025,544
Morgan Stanley, 3.100%, 11/09/18	1,177,000	1,204,245
Morgan Stanley, 2.200%, 12/07/18	2,000,000	2,016,022
North American Development Bank, 2.400%, 10/26/22	2,000,000	2,033,746
PNC Bank NA, 6.875%, 04/01/18	2,000,000	2,191,080
Prudential Financial, Inc., 7.375%, 06/15/19	2,000,000	2,322,630
State Street Corp., 4.956%, 03/15/18	2,010,000	2,113,583
Toyota Motor Credit Corp., 4.250%, 01/11/21	1,480,000	1,648,035
US Bancorp, 1.950%, 11/15/18	2,064,000	2,097,301
Wells Fargo & Co., 2.600%, 07/22/20	3,000,000	3,071,712
Wells Fargo Bank NA, 1.358%, 01/22/18	1,000,000	1,003,229
		71,357,473
HEALTH CARE: 0.8%
Becton Dickinson & Co., 3.250%, 11/12/20	3,000,000	3,134,367
Becton Dickinson & Co., 7.000%, 08/01/27	2,250,000	2,996,933
Celgene Corp., 3.950%, 10/15/20	2,000,000	2,145,544
Express Scripts Holding Co., 3.500%, 06/15/24	1,500,000	1,489,284
Gilead Sciences, Inc., 3.700%, 04/01/24	2,000,000	2,148,046
Merck & Co., Inc., 2.350%, 02/10/22	2,000,000	2,039,890
		13,954,064

Schedule of Investments (Unaudited)
Pax World Balanced Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
CORPORATE BONDS, continued
INDUSTRIALS: 0.7%
CSX Corp., 7.375%, 02/01/19	$2,000,000	$2,303,078
Cummins, Inc., 7.125%, 03/01/28	1,000,000	1,308,001
Ingersoll-Rand Co., 6.443%, 11/15/27	2,000,000	2,477,408
Ryder System, Inc., 2.500%, 05/11/20	2,000,000	1,976,410
SolarCity Corp., 4.700%, 05/29/25	2,000,000	2,075,492
United Parcel Service, Inc., 5.500%, 01/15/18	1,000,000	1,080,653
Waste Management, Inc., 2.900%, 09/15/22	2,500,000	2,551,858
		13,772,900

INFORMATION TECHNOLOGY: 0.9%
Adobe Systems, Inc., 4.750%, 02/01/20	1,150,000	1,267,312
Apple, Inc., 2.850%, 05/06/21	4,000,000	4,197,095
CA, Inc., 5.375%, 12/01/19	3,000,000	3,284,082
Cisco Systems, Inc., 1.135%, 03/01/19	2,000,000	2,000,224
Corning, Inc., 8.875%, 08/15/21	2,000,000	2,492,430
eBay, Inc., 3.800%, 03/09/22	2,000,000	2,061,644
NetApp, Inc., 3.250%, 12/15/22	671,000	652,476
		15,955,263

MATERIALS: 0.3%
LyondellBasell Industries NV, 6.000%, 11/15/21	3,000,000	3,454,665
Potash Corp of Saskatchewan, Inc., 3.250%, 12/01/17	2,000,000	2,035,424
		5,490,089

TELECOMMUNICATION SERVICES: 0.1%
Verizon Communications, Inc., 3.500%, 11/01/24	2,500,000	2,627,763

UTILITIES: 0.2%
CenterPoint Energy Houston Electric LLC, 2.250%, 08/01/22	1,000,000	982,788
Southern Power Co., 1.850%, 12/01/17	2,190,000	2,206,959
		3,189,747

TOTAL CORPORATE BONDS
(Cost $165,393,690)		169,215,563

U.S. GOVERNMENT AGENCY BONDS: 2.3%
FEDERAL FARM CREDIT BANK (AGENCY): 0.7%
Federal Farm Credit Bank, 1.120%, 08/20/18	4,000,000	4,000,020
Federal Farm Credit Bank, 1.140%, 09/04/18	3,500,000	3,500,417

Schedule of Investments (Unaudited)
Pax World Balanced Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
U.S. BONDS, continued
FEDERAL FARM CREDIT BANK, continued
Federal Farm Credit Bank, 1.840%, 02/04/21	$3,000,000	$2,996,547
Federal Farm Credit Bank, 1.875%, 03/02/22	2,000,000	2,000,546
		12,497,530

FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 0.7%
Federal Home Loan Bank, 1.000%, 02/05/18	3,333,333	3,333,663
Federal Home Loan Bank, 1.000%, 10/28/19	3,000,000	3,002,226
Federal Home Loan Bank, 2.375%, 03/12/21	1,000,000	1,046,626
Federal Home Loan Bank, 2.250%, 10/11/22	3,000,000	2,999,997
Federal Home Loan Bank, 2.220%, 12/27/22	3,000,000	2,979,243
		13,361,755

FANNIE MAE (AGENCY): 0.9%
Fannie Mae, 1.050%, 05/25/18	3,000,000	3,000,312
Fannie Mae, 1.000%, 12/20/18	4,000,000	3,987,652
Fannie Mae, 1.500%, 10/23/19	3,000,000	3,000,348
Fannie Mae, 2.000%, 05/21/21	925,000	926,276
Fannie Mae, 2.000%, 11/14/22	6,000,000	5,902,776
		16,817,364

TOTAL U.S. GOVERNMENT AGENCY BONDS
(Cost $42,349,206)		42,676,649

GOVERNMENT BONDS: 0.3%
U.S. Dept of Housing & Urban Development, 4.620%, 08/01/18	5,000,000	5,434,890
(Cost $4,988,868)

MUNICIPAL BONDS: 2.5%
American Municipal Power, Inc., 6.973%, 02/15/24	2,000,000	2,540,860
City of San Francisco CA Public Utilites Commission, 6.000%, 11/01/40	2,815,000	3,595,797
Commonwealth of Massachusetts, 4.200%, 12/01/21	2,000,000	2,211,060
Dallas Independant School District, 6.450%, 02/15/35	3,000,000	3,563,640
Kentucky State Property & Building Commission, 5.373%, 11/01/25	2,000,000	2,278,340
Long Island Power Authority, 3.983%, 09/01/25	3,000,000	3,267,840
New Jersey Transportation Trust Fund Authority, 6.104%, 12/15/28	2,500,000	2,592,525
New York City Transitional Finance Authority, 3.190%, 08/01/25	3,000,000	3,081,120
New York City Transitional Finance Authority, 4.100%, 11/01/27	2,550,000	2,740,664
State Board of Administration Finance Corp., 1.298%, 07/01/16	2,260,000	2,263,300
State Board of Administration Finance Corp., Ser A, 2.995%, 07/01/20	2,000,000	2,062,260
State of California, 5.000%, 10/01/28	3,000,000	3,688,920
State of Illinois, 5.000%, 01/01/23	2,250,000	2,287,148

Schedule of Investments (Unaudited)
Pax World Balanced Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
MUNICIPAL BONDS, continued
University of California, 4.059%, 05/15/31	$5,000,000	$5,222,149
University of Massachusetts Building Authority, 6.573%, 05/01/39	3,800,000	4,260,636

TOTAL MUNICIPAL BONDS
(Cost $45,314,859)		45,656,259

U.S. TREASURY NOTES: 9.3%
United States Treasury Note, 0.625%, 02/15/17	905,000	905,265
United States Treasury Note (TIPS), 0.125%, 04/15/18	1,004,353	1,022,498
United States Treasury Note, 0.875%, 07/15/18	3,000,000	3,006,093
United States Treasury Note, 0.875%, 10/15/18	7,000,000	7,011,893
United States Treasury Note, 1.000%, 03/15/19	3,000,000	3,011,835
United States Treasury Note, 1.500%, 05/31/19	5,000,000	5,090,040
United States Treasury Note, 1.750%, 09/30/19	8,000,000	8,209,216
United States Treasury Note, 3.375%, 11/15/19	5,000,000	5,422,265
United States Treasury Note, 3.625%, 02/15/20	2,000,000	2,195,782
United States Treasury Note, 1.375%, 02/29/20	3,000,000	3,033,456
United States Treasury Note (TIPS), 1.250%, 07/15/20	4,345,160	4,675,062
United States Treasury Note, 1.375%, 09/30/20	3,000,000	3,025,488
United States Treasury Note, 1.375%, 10/31/20	3,000,000	3,024,435
United States Treasury Note, 1.625%, 11/30/20	3,000,000	3,060,234
United States Treasury Note, 1.125%, 02/28/21	3,000,000	2,987,871
United States Treasury Note, 2.125%, 09/30/21	10,000,000	10,411,520
United States Treasury Note, 2.000%, 10/31/21	3,000,000	3,101,895
United States Treasury Note, 2.000%, 11/15/21	3,000,000	3,103,302
United States Treasury Note, 2.125%, 06/30/22	3,000,000	3,117,129
United States Treasury Note, 1.750%, 09/30/22	2,000,000	2,031,054
United States Treasury Note, 1.500%, 02/28/23	5,000,000	4,986,330
United States Treasury Note, 2.375%, 08/15/24	39,000,000	41,078,739
United States Treasury Note, 2.250%, 11/15/24	6,000,000	6,256,758
United States Treasury Note, 2.000%, 02/15/25	3,000,000	3,064,686
United States Treasury Note, 2.000%, 08/15/25	3,000,000	3,058,125
United States Treasury Note, 6.250%, 05/15/30	4,000,000	6,103,436
United States Treasury Note, 4.500%, 02/15/36	7,000,000	9,606,681
United States Treasury Note, 4.375%, 11/15/39	4,000,000	5,384,220
United States Treasury Note, 3.125%, 08/15/44	15,000,000	16,597,845

TOTAL U.S. TREASURY NOTES
(Cost $167,085,880)		173,583,153

Schedule of Investments (Unaudited)
Pax World Balanced Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES: 9.2%
GINNIE MAE (MORTGAGE BACKED): 1.1%
Ginnie Mae, 6.000%, 05/15/21	$113,391	$119,795
Ginnie Mae, 6.000%, 07/15/21	5,195	5,254
Ginnie Mae, 6.000%, 02/15/22	141,903	148,589
Ginnie Mae, 2.000%, 11/20/33	1,723,406	1,798,247
Ginnie Mae, 1.750%, 05/20/34	1,936,096	2,021,423
Ginnie Mae, 1.875%, 08/20/34	1,043,906	1,087,214
Ginnie Mae, 1.750%, 04/20/35	1,873,459	1,955,697
Ginnie Mae, 1.875%, 07/20/35	1,419,039	1,477,844
Ginnie Mae, 6.000%, 08/15/35	536,714	620,949
Ginnie Mae, 6.000%, 05/20/36	154,618	175,599
Ginnie Mae, 6.000%, 01/15/38	470,080	538,030
Ginnie Mae, 2.000%, 06/20/43	1,921,151	2,002,963
Ginnie Mae, 4.000%, 02/20/45	1,473,213	1,575,953
Ginnie Mae, 3.458%, 05/16/53	2,539,947	2,692,399
Ginnie Mae, 2.900%, 10/16/53	2,003,985	2,046,440
Ginnie Mae, 2.551%, 03/16/55	2,886,404	2,924,738
		21,191,134

FREDDIE MAC (MORTGAGE-BACKED): 2.3%
Freddie Mac, 4.500%, 09/01/18	58,840	60,830
Freddie Mac, 4.000%, 09/01/18	7,507	7,807
Freddie Mac, 5.500%, 10/01/18	11,299	11,484
Freddie Mac, 5.000%, 11/01/18	32,883	33,972
Freddie Mac, 5.000%, 11/01/18	26,645	27,528
Freddie Mac, 2.313%, 03/25/20	4,000,000	4,124,886
Freddie Mac, 3.062%, 12/25/24	2,250,000	2,390,428
Freddie Mac, 3.500%, 11/01/25	824,194	872,252
Freddie Mac, 3.000%, 11/01/26	1,732,927	1,818,891
Freddie Mac, 3.500%, 06/01/28	1,771,130	1,879,765
Freddie Mac, 3.000%, 11/01/28	1,824,632	1,910,325
Freddie Mac, 3.500%, 01/01/29	1,487,518	1,577,796
Freddie Mac, 4.000%, 08/01/31	2,098,206	2,264,152
Freddie Mac, 3.000%, 07/01/33	2,531,413	2,646,829
Freddie Mac, 3.500%, 01/01/34	2,478,748	2,619,981
Freddie Mac, 3.500%, 03/01/35	1,815,112	1,913,941
Freddie Mac, 2.542%, 12/01/35	1,098,128	1,156,250
Freddie Mac, 2.400%, 05/01/36	13,071	13,119
Freddie Mac, 2.500%, 11/01/36	908,131	963,783
Freddie Mac, 2.541%, 01/01/38	1,267,142	1,336,986
Freddie Mac, 5.000%, 07/01/39	551,841	606,268
Freddie Mac, 5.000%, 08/01/39	430,998	475,791
Freddie Mac, 5.500%, 10/01/39	759,829	854,658

Schedule of Investments (Unaudited)
Pax World Balanced Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
FREDDIE MAC, continued
Freddie Mac, 2.428%, 12/01/39	$2,744,293	$2,889,970
Freddie Mac, 3.500%, 01/01/41	1,410,011	1,479,155
Freddie Mac, 2.440%, 01/01/43	3,478,879	3,570,851
Freddie Mac, 4.000%, 08/01/44	2,000,000	2,160,033
Freddie Mac, 3.500%, 02/01/45	2,795,732	2,960,553
		42,628,284

FANNIE MAE (MORTGAGE BACKED): 5.2%
Fannie Mae, 4.500%, 07/01/18	112,796	116,727
Fannie Mae, 3.500%, 09/01/18	144,613	152,796
Fannie Mae, 3.500%, 10/01/18	11,971	12,648
Fannie Mae, 3.500%, 10/01/18	87,935	92,911
Fannie Mae, 5.000%, 11/01/18	7,598	7,845
Fannie Mae, 5.000%, 11/01/18	25,447	26,277
Fannie Mae, 5.000%, 11/01/18	99,511	102,760
Fannie Mae, 5.000%, 10/01/20	286,475	303,566
Fannie Mae, 3.500%, 01/01/26	1,310,443	1,391,024
Fannie Mae, 3.500%, 02/01/26	1,087,839	1,151,137
Fannie Mae, 4.000%, 10/01/26	1,933,152	2,070,566
Fannie Mae, 3.000%, 11/01/26	1,244,540	1,307,177
Fannie Mae, 3.000%, 11/01/26	1,520,233	1,592,442
Fannie Mae, 3.500%, 12/01/26	1,992,492	2,115,674
Fannie Mae, 2.500%, 03/01/27	1,492,967	1,540,281
Fannie Mae, 2.500%, 06/01/27	4,236,592	4,371,381
Fannie Mae, 2.500%, 09/01/27	1,862,361	1,921,505
Fannie Mae, 2.500%, 12/01/27	2,706,181	2,792,075
Fannie Mae, 3.000%, 09/01/28	2,593,785	2,712,619
Fannie Mae, 4.000%, 01/01/31	1,820,052	1,961,220
Fannie Mae, 4.000%, 02/01/31	1,009,587	1,088,041
Fannie Mae, 4.000%, 01/01/32	1,655,132	1,795,047
Fannie Mae, 6.500%, 06/01/32	244,131	279,437
Fannie Mae, 2.675%, 12/01/33	98,366	103,449
Fannie Mae, 6.000%, 02/01/34	276,892	315,709
Fannie Mae, 2.598%, 03/01/34	2,845,462	2,997,191
Fannie Mae, 4.500%, 04/01/34	2,212,121	2,421,738
Fannie Mae, 2.503%, 07/01/34	1,111,421	1,170,800
Fannie Mae, 2.466%, 06/01/35	118,644	124,963
Fannie Mae, 3.500%, 07/01/35	2,753,302	2,904,831
Fannie Mae, 2.116%, 10/01/35	2,103,768	2,181,339
Fannie Mae, 2.286%, 05/01/36	101,101	105,473
Fannie Mae, 2.378%, 09/01/37	2,546,344	2,664,096
Fannie Mae, 2.492%, 09/01/39	2,607,356	2,728,526

Schedule of Investments (Unaudited)
Pax World Balanced Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
FANNIE MAE (MORTGAGE BACKED), continued
Fannie Mae, 6.000%, 06/01/40	$1,180,167	$1,364,318
Fannie Mae, 5.000%, 06/01/40	1,961,620	2,202,979
Fannie Mae, 3.500%, 12/01/40	2,159,617	2,269,669
Fannie Mae, 4.000%, 01/01/41	2,550,129	2,732,750
Fannie Mae, 4.000%, 02/01/41	1,764,450	1,893,637
Fannie Mae, 4.500%, 03/01/41	2,198,093	2,399,291
Fannie Mae, 3.500%, 10/01/41	1,915,559	2,029,579
Fannie Mae, 2.713%, 04/01/42	1,706,256	1,763,697
Fannie Mae, 3.500%, 07/01/42	2,341,275	2,460,779
Fannie Mae, 2.048%, 09/01/42	1,642,919	1,693,757
Fannie Mae, 3.000%, 06/01/43	1,610,761	1,656,373
Fannie Mae, 2.792%, 09/01/43	2,693,770	2,810,857
Fannie Mae, 3.064%, 08/01/44	2,154,418	2,255,681
Fannie Mae, 4.000%, 01/01/45	2,343,839	2,505,373
Fannie Mae, 3.500%, 04/01/45	1,886,186	1,979,134
Fannie Mae, 4.000%, 06/01/45	2,649,142	2,865,479
Fannie Mae, 3.500%, 08/01/45	2,951,861	3,112,721
Fannie Mae, 4.000%, 09/01/45	2,975,024	3,198,798
Fannie Mae, 4.000%, 10/01/45	2,974,522	3,189,129
Fannie Mae, 3.500%, 10/01/45	2,936,257	3,085,297
Fannie Mae, 4.000%, 11/01/45	2,816,056	3,020,957
		97,113,526

COMMERCIAL MORTGAGE-BACKED: 0.6%
FREMF Mortgage Trust, 144A, 5.441%, 04/25/20 (c)	3,264,000	3,577,194
FREMF Mortgage Trust, 144A, 5.167%, 02/25/47 (c)	3,300,000	3,622,319
FREMF Mortgage Trust, 144A, 4.600%, 01/25/48 (c)	2,986,504	3,205,499
		10,405,012

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $169,120,726)		171,337,956

TOTAL BONDS
(Cost $597,518,745)		611,164,914

CERTIFICATES OF DEPOSIT: 0.0% (h)
Hope Community Credit Union, 0.900%, 05/07/16	100,000	100,000
Urban Partnership Bank, 0.030%, 07/01/16	248,000	248,000
TOTAL CERTIFICATES OF DEPOSIT		348,000
(Cost $348,000)

Schedule of Investments (Unaudited)
Pax World Balanced Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
MONEY MARKET: 0.0% (h)
Self Help Credit Union Money Market Account	$420,075	$420,075
(Cost $420,075)

TIME DEPOSIT: 2.8%
State Street Euro Dollar Time Deposit, 0.010%, 04/01/16	51,727,000	51,727,000
(Cost $51,727,000)

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITEIS LENDING: 0.2%
State Street Navigator Securities Lending Prime Portfolio	4,092,995	4,092,995
(Cost $4,092,995)

TOTAL INVESTMENTS: 100.2%
(Cost $1,742,341,557)		1,865,311,421

Payable upon return of securities loaned:- 0.2%		(4,092,995)

Other assets and liabilities - (Net): 0.0%		65,823

Net Assets: 100.0%		$1,861,284,249

(a)	Non-income producing security.
(b)	Fair valued security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(d)	Security or partial position of this security was on loan as of March 31, 2016. The total market value of securities on loan as of March 31, 2016 was $4,022,379.
(e)	Security or partial position of this security has been segregated by the custodian to cover options contracts.
(f)	Institutional Class shares.
(g)	Illiquid security.
(h)	Rounds to less than 0.05%.
LP - Limited Partnership
REIT - Real Estate Investment Trust
TIPS - Treasury Inflation Protected Securities

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
CALLS:
AT&T, Inc.
expires January 2017, exercise price $37.00	4,000	$(1,064,000)

TOTAL WRITTEN CALL OPTIONS		$(1,064,000)
(Premiums Received $463,991)

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 98.6%
AUSTRALIA: 8.6%
AGL Energy, Ltd.	11,758	$165,544
Amcor, Ltd.	78,022	856,765
AMP, Ltd.	187,445	830,862
APA Group	90,306	609,066
Australia & New Zealand Banking Group, Ltd	205,826	3,689,731
Brambles, Ltd.	124,463	1,153,049
Caltex Australia, Ltd.	35,117	915,893
Commonwealth Bank of Australia	136,102	7,802,604
Dexus Property Group, REIT	31,189	189,399
Goodman Group, REIT	149,592	765,053
GPT Group, The, REIT	351,695	1,346,385
Insurance Australia Group, Ltd.	206,517	882,013
LendLease Group	40,750	432,606
Mirvac Group, REIT	418,144	619,562
National Australia Bank, Ltd.	195,525	3,925,938
Newcrest Mining, Ltd. (a)	62,113	803,802
QBE Insurance Group, Ltd.	92,323	771,517
Ramsay Health Care, Ltd.	7,921	371,910
Stockland, REIT	306,184	1,001,712
Sydney Airport	35,676	182,751
Transurban Group	171,445	1,489,248
Wesfarmers, Ltd.	78,903	2,504,443
Westpac Banking Corp.	243,339	5,652,056
Woodside Petroleum, Ltd.	55,891	1,118,032
		38,079,941

AUSTRIA: 0.1%
OMV AG	19,436	545,729

BELGIUM: 0.5%
Colruyt SA	8,228	478,493
Delhaize Group	7,961	829,701
KBC Groep NV	16,297	839,258
Umicore SA	2,614	129,759
		2,277,211

DENMARK: 3.0%
Coloplast A/S, Class B	6,742	510,187
Novo Nordisk A/S, Class B	183,343	9,928,676
Novozymes A/S, Class B	15,396	691,379
Pandora A/S	7,854	1,026,815
Vestas Wind Systems A/S	16,355	1,152,369
		13,309,426

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
FINLAND: 0.5%
Stora Enso OYJ, Class R	73,135	$653,433
UPM-Kymmene OYJ	54,157	979,136
Wartsila OYJ Abp	11,548	522,003
		2,154,572

FRANCE: 9.1%
Accor SA	18,455	780,674
Air Liquide SA	26,526	2,975,973
Atos SE	12,578	1,021,568
AXA SA	126,213	2,959,530
Bouygues SA	17,618	716,159
Bureau Veritas SA	25,635	569,953
Cap Gemini SA	18,223	1,709,397
Carrefour SA	36,859	1,012,633
Christian Dior SE	4,591	831,316
Cie de Saint-Gobain	37,266	1,636,879
Danone SA	38,589	2,737,975
Essilor International SA	20,492	2,524,935
Gecina SA, REIT	2,219	304,369
Kering	6,462	1,153,743
Legrand SA	22,931	1,281,705
L'Oreal SA	28,670	5,128,668
Natixis SA	58,580	287,990
Renault SA	14,317	1,422,788
Rexel SA	33,490	477,391
Schneider Electric SE	45,776	2,884,826
Societe BIC SA	3,046	457,677
Suez Environnement Co.	28,167	515,634
Technip SA	6,391	354,184
Unibail-Rodamco SE, REIT	6,791	1,862,467
Vinci SA	36,195	2,686,540
Vivendi SA	94,085	1,971,733
Wendel SA	1,043	113,418
		40,380,125

GERMANY: 7.9%
adidas AG	14,443	1,686,376
Allianz SE	29,742	4,830,248
BASF SE	72,659	5,463,632
Bayerische Motoren Werke AG	26,638	2,445,521
Beiersdorf AG	7,057	635,653
Deutsche Boerse AG	12,480	1,062,597
Deutsche Lufthansa AG (a)	21,950	354,260

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
GERMANY, continued
Deutsche Post AG	64,179	$1,781,215
Fraport AG Frankfurt Airport Svc Worldwide	5,735	347,291
GEA Group AG	13,071	637,747
HeidelbergCement AG	9,567	817,551
Henkel AG & Co. KGaA	7,941	778,671
K+S AG	16,425	383,095
Linde AG	15,659	2,275,224
Merck KGaA	21,306	1,772,312
METRO AG	15,290	472,972
Muenchener Rueckversicherungs AG	11,634	2,361,053
ProSiebenSat.1 Media SE	16,772	860,988
SAP SE	65,167	5,243,881
TUI AG	48,701	753,343
		34,963,630

HONG KONG: 1.6%
CLP Holdings, Ltd.	156,500	1,418,564
Hang Seng Bank, Ltd.	57,400	1,017,857
Hong Kong & China Gas Co., Ltd.	400,400	749,525
Hong Kong Exchanges and Clearing, Ltd.	73,599	1,771,555
Li & Fung, Ltd.	1,502,000	891,796
MTR Corp. Ltd.	133,685	659,969
Swire Pacific, Ltd., Class A	42,500	458,677
Swire Properties Ltd.	78,400	213,226
		7,181,169

IRELAND: 0.6%
CRH PLC	53,320	1,505,905
Kerry Group PLC, Class A	10,612	986,891
		2,492,796

ISRAEL: 0.1%
Bank Hapoalim BM	70,961	368,346

ITALY: 1.4%
Assicurazioni Generali SpA	72,871	1,078,714
Atlantia SpA	33,997	941,960
CNH Industrial NV	68,843	467,388
Intesa Sanpaolo SpA	812,593	2,246,831
Snam SpA	142,209	889,946
Terna Rete Elettrica Nazionale	113,941	649,671
		6,274,510

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
JAPAN: 22.7%
Aeon Co., Ltd.	57,800	$834,979
AEON Financial Service Co., Ltd.	12,200	287,216
Aisin Seiki Co., Ltd.	16,200	609,765
Ajinomoto Co., Inc.	48,000	1,082,251
Asahi Glass Co., Ltd.	112,000	612,845
Asahi Kasei Corp.	110,000	742,908
Asics Corp.	15,800	281,764
Astellas Pharma, Inc.	145,700	1,936,280
Benesse Holdings, Inc.	10,200	293,680
Casio Computer Co., Ltd.	18,300	369,072
Central Japan Railway Co.	11,300	1,998,419
Chugai Pharmaceutical Co., Ltd.	22,600	699,319
Citizen Holdings Co., Ltd.	40,400	228,920
Dai Nippon Printing Co., Ltd.	67,000	594,565
Daikin Industries, Ltd.	12,900	963,431
Daiwa House Industry Co., Ltd.	78,700	2,212,123
Denso Corp.	25,500	1,023,584
Dentsu, Inc.	17,400	872,896
East Japan Railway Co.	24,900	2,147,862
Eisai Co., Ltd.	19,200	1,154,337
Fast Retailing Co., Ltd.	3,900	1,246,145
Fuji Heavy Industries, Ltd.	45,000	1,589,096
Fujitsu, Ltd.	146,000	539,874
Hitachi Chemical Co., Ltd.	9,000	161,728
Hitachi Construction Machinery Co., Ltd.	17,700	280,918
Honda Motor Co., Ltd.	118,500	3,239,919
Inpex Corp.	46,100	349,110
Japan Airlines Co., Ltd.	6,100	223,626
JFE Holdings, Inc.	28,600	384,104
Kajima Corp.	113,000	707,858
Kao Corp.	40,000	2,132,877
KDDI Corp.	116,000	3,094,969
Keio Corp.	11,000	96,536
Keyence Corp.	3,300	1,799,728
Kikkoman Corp.	4,000	131,306
Kobe Steel, Ltd.	264,000	232,039
Komatsu, Ltd.	72,600	1,234,269
Konica Minolta, Inc.	38,300	324,845
Kubota Corp.	80,000	1,091,980
Kyocera Corp.	25,300	1,113,989
Lawson, Inc.	2,800	234,390
Marui Group Co., Ltd.	11,300	161,912
Mazda Motor Corp.	39,500	613,112

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
JAPAN, continued
Mitsubishi Corp.	110,900	$1,876,590
Mitsubishi Electric Corp.	136,000	1,424,998
Mitsubishi Materials Corp.	95,000	268,028
Mitsubishi Motors Corp.	51,600	385,190
Mitsubishi UFJ Lease & Finance Co., Ltd.	54,900	240,700
Mitsui Fudosan Co., Ltd.	109,000	2,714,934
Mitsui OSK Lines, Ltd.	104,000	211,595
Mizuho Financial Group, Inc.	2,175,900	3,242,705
Murata Manufacturing Co., Ltd.	13,500	1,629,001
NEC Corp.	194,000	487,712
NGK Insulators, Ltd.	24,000	442,883
NGK Spark Plug Co., Ltd.	16,100	308,303
Nikon Corp.	32,900	503,077
Nippon Paint Holdings Co., Ltd.	12,000	265,429
Nippon Steel & Sumitomo Metal Corp.	59,300	1,136,879
Nippon Telegraph & Telephone Corp.	53,500	2,311,066
Nissan Motor Co., Ltd.	187,700	1,735,331
Nitto Denko Corp.	12,700	707,688
NSK, Ltd.	40,900	374,354
NTT Data Corp.	9,100	456,351
NTT DOCOMO, Inc.	67,000	1,523,005
Obayashi Corp.	61,000	601,255
Omron Corp.	13,000	386,654
Oriental Land Co., Ltd./Japan	17,600	1,246,073
Osaka Gas Co., Ltd.	60,000	230,313
Panasonic Corp.	162,500	1,471,724
Resona Holdings, Inc.	735,100	2,621,022
Ricoh Co., Ltd.	50,100	509,924
Santen Pharmaceutical Co., Ltd.	29,000	435,884
Secom Co., Ltd.	18,500	1,372,755
Sekisui House, Ltd.	50,300	848,640
Seven & i Holdings Co., Ltd.	53,000	2,258,205
Shimadzu Corp.	14,000	219,638
Shimizu Corp.	63,000	533,571
Shin-Etsu Chemical Co., Ltd.	32,600	1,683,723
Sompo Japan Nipponkoa Holdings, Inc.	29,500	836,073
Sony Corp.	93,100	2,393,707
Stanley Electric Co., Ltd.	7,200	162,728
Sumitomo Chemical Co., Ltd.	86,000	389,271
Sumitomo Corp	97,100	963,519
Sumitomo Electric Industries, Ltd.	52,700	639,036
Sumitomo Metal Mining Co., Ltd.	60,000	593,636
Sumitomo Mitsui Financial Group	115,400	3,503,274

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
JAPAN, continued
Sumitomo Mitsui Trust Holdings Inc	101,000	$295,675
Suzuken Co., Ltd./Aichi Japan	14,400	488,753
Sysmex Corp.	11,200	700,178
T&D Holdings, Inc.	261,600	2,443,616
Takeda Pharmaceutical Co., Ltd.	57,600	2,626,015
TDK Corp.	9,000	499,373
Teijin, Ltd.	39,000	135,809
Toho Gas Co., Ltd.	57,000	404,580
Tokyo Electron, Ltd.	12,400	807,604
Tokyo Gas Co., Ltd.	181,000	843,722
Tokyu Corp.	110,000	921,294
Toray Industries, Inc.	136,000	1,160,644
TOTO, Ltd.	15,500	482,465
Toyo Seikan Group Holdings, Ltd.	9,000	168,413
Toyota Industries Corp.	15,200	682,630
Yakult Honsha Co., Ltd.	6,700	296,422
Yamada Denki Co., Ltd.	54,200	256,203
Yamaha Corp.	11,500	345,940
Yamaha Motor Co., Ltd.	22,300	370,642
		100,006,968

LUXEMBOURG: 0.3%
SES SA	26,718	781,631
Tenaris SA	28,512	353,770
		1,135,401

NETHERLANDS: 5.0%
Aegon NV	121,922	670,057
Akzo Nobel NV	20,418	1,391,833
ASML Holding NV	22,310	2,245,153
Gemalto NV	12,967	957,121
ING Groep NV	267,278	3,198,465
Koninklijke Ahold NV	61,388	1,378,854
Koninklijke DSM NV	15,144	832,633
Koninklijke KPN NV	222,413	931,368
Koninklijke Philips NV	67,790	1,930,883
NN Group NV	18,419	601,282
RELX NV	67,854	1,183,003
Unilever NV	124,262	5,586,663
Wolters Kluwer NV	26,453	1,054,351
		21,961,666

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
NEW ZEALAND: 0.1%
Auckland International Airport, Ltd.	85,973	$382,011

NORWAY: 0.6%
DNB ASA	47,116	556,359
Norsk Hydro ASA	121,694	499,982
Statoil ASA	67,805	1,059,002
Telenor ASA	46,202	747,043
		2,862,386

PORTUGAL: 0.3%
EDP - Energias de Portugal SA	182,333	647,363
Galp Energia SGPS SA	60,311	757,317
		1,404,680

SINGAPORE: 1.5%
CapitaLand, Ltd.	204,200	464,415
City Developments, Ltd.	51,000	308,788
DBS Group Holdings, Ltd.	181,358	2,066,025
Keppel Corp., Ltd.	110,700	478,613
Singapore Press Holdings, Ltd.	265,300	786,897
Singapore Telecommunications, Ltd.	932,800	2,640,431
		6,745,169

SPAIN: 3.3%
Abertis Infraestructuras SA	50,126	823,040
Amadeus IT Holding SA, Class A	42,871	1,833,330
Banco Bilbao Vizcaya Argentaria SA	408,525	2,697,599
CaixaBank SA	158,277	466,532
CaixaBank SA (a)	2,552	7,541
Distribuidora Internacional d Alimentacion (a)	61,020	316,177
Enagas SA	17,069	512,320
Ferrovial SA	32,190	690,828
Iberdrola SA	403,368	2,685,201
Industria de Diseno Textil SA	80,265	2,690,449
Red Electrica Corp. SA	9,504	823,291
Repsol SA	84,451	949,561
		14,495,869

SWEDEN: 4.2%
Alfa Laval AB	16,495	269,412
Assa Abloy AB, Class B	71,187	1,401,494
Atlas Copco AB, Class A	63,913	1,604,047
Atlas Copco AB, Class B	16,772	394,700

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
SWEDEN, continued
Boliden AB	17,421	$277,894
Electrolux AB, Class B	16,190	425,146
Hennes & Mauritz AB, Class B	67,745	2,254,834
Investment AB Kinnevik, Class B	11,355	321,644
Nordea Bank AB	191,211	1,834,076
Sandvik AB	69,454	717,318
Skandinaviska Enskilda Banken AB, Class A	94,236	898,656
Skanska AB, Class B	26,783	610,946
SKF AB, Class B	54,554	983,422
Svenska Cellulosa AB SCA, Class B	98,577	3,074,692
Swedbank AB, Class A	56,791	1,219,673
TeliaSonera AB	184,598	956,509
Volvo AB, Class B	120,641	1,321,345
		18,565,808

SWITZERLAND: 9.0%
Actelion, Ltd. (a)	9,249	1,380,318
Aryzta AG (a)	5,738	237,125
Chocoladefabriken Lindt & Spruengli AG	86	532,859
Geberit AG	3,051	1,139,989
Givaudan SA	730	1,430,654
Kuehne & Nagel International AG	9,240	1,313,155
LafargeHolcim, Ltd. (a)	31,388	1,473,968
Lonza Group AG (a)	12,860	2,173,872
Novartis AG	152,998	11,069,691
Roche Holding AG	45,077	11,068,219
SGS SA	622	1,313,399
Swiss Re AG	25,239	2,330,559
Swisscom AG	3,803	2,064,114
Zurich Insurance Group AG (a)	9,608	2,228,204
		39,756,126

UNITED KINGDOM: 18.2%
3i Group PLC	83,627	546,816
Aberdeen Asset Management PLC	50,059	198,712
Aggreko PLC	21,206	327,476
Associated British Foods PLC	26,874	1,289,351
Aviva PLC	290,702	1,898,120
Barratt Developments PLC	83,334	669,005
British Land Co. PLC, The, REIT	80,877	811,836
BT Group PLC	616,854	3,894,909
Bunzl PLC	31,000	899,210
Burberry Group PLC	41,571	812,706

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
UNITED KINGDOM, continued
Capita PLC	54,648	$815,872
Croda International PLC	16,687	726,597
CYBG PLC (a)	48,881	146,378
GlaxoSmithKline PLC	316,504	6,407,064
Hammerson PLC, REIT	69,561	577,064
HSBC Holdings PLC	1,365,882	8,494,364
InterContinental Hotels Group PLC	24,387	1,003,436
Intertek Group PLC	14,566	661,365
Investec PLC	45,815	336,074
ITV PLC	346,144	1,196,107
Johnson Matthey PLC	15,846	622,913
Kingfisher PLC	157,089	847,273
Land Securities Group PLC, REIT	61,315	966,786
Legal & General Group PLC	401,317	1,352,219
London Stock Exchange Group PLC	22,936	926,505
Marks & Spencer Group PLC	121,923	710,487
Mondi PLC	31,848	609,037
National Grid PLC	299,559	4,238,563
Next PLC	15,861	1,228,300
Old Mutual PLC	362,357	1,000,876
Pearson PLC	73,062	915,653
Petrofac, Ltd.	35,459	467,965
Prudential PLC	174,031	3,238,447
Reckitt Benckiser Group PLC	54,482	5,255,148
RELX PLC	77,284	1,433,700
Rexam PLC	69,664	633,251
RSA Insurance Group PLC	97,809	666,559
Schroders PLC	9,176	352,768
Smiths Group PLC	40,211	620,061
SSE PLC	85,323	1,825,935
Standard Chartered PLC	211,548	1,430,700
Standard Life PLC	129,091	658,282
Taylor Wimpey PLC	281,895	768,267
Tesco PLC (a)	543,915	1,493,853
Unilever PLC	103,192	4,653,206
United Utilities Group PLC	79,368	1,050,599
Vodafone Group PLC	1,917,429	6,092,923
Whitbread PLC	20,382	1,157,008
William Hill PLC	82,080	384,027
WM Morrison Supermarkets PLC	163,091	464,462
Wolseley PLC	17,655	996,608
WPP PLC	77,085	1,794,191
		80,569,034

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued

TOTAL COMMON STOCKS
(Cost $463,613,456)		$435,912,573

PREFERRED STOCKS: 0.5%
GERMANY: 0.5%
Bayerische Motoren Werke AG	6,942	554,205
Henkel AG & Co. KGaA	12,130	1,334,392
Intesa Sanpaolo SpA RSP	81,116	210,534
TOTAL PREFERRED STOCKS		2,099,131
(Cost $2,085,235)

EXCHANGE TRADED FUNDS: 0.3%
iShares MSCI EAFE ETF	21,637	1,236,122
TOTAL EXCHANGE TRADED FUNDS
(Cost $1,113,998)

TIME DEPOSIT: 1.6%
State Street Euro Dollar Time Deposit, 0.010%, 04/01/16	$6,852,000	6,852,000
(Cost $6,852,000)

TOTAL INVESTMENTS: 101.0%		446,099,826
(Cost $473,664,689)

Other assets and liabilities - (Net):- 1.0%
		(4,280,596)

Net Assets: 100.0%
		$441,819,230

(a)	Non-income producing security.
REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	March 31, 2016

SUMMARY OF INVESTMENTS BY SECTOR
		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
CONSUMER DISCRETIONARY	$58,125,938	13.1%
CONSUMER STAPLES	48,153,312	10.9%
ENERGY	6,870,563	1.6%
FINANCIALS	111,765,827	25.3%
HEALTH CARE	55,247,950	12.5%
INDUSTRIALS	59,253,162	13.4%
INFORMATION TECHNOLOGY	22,014,063	5.0%
MATERIALS	34,064,715	7.7%
TELECOMMUNICATION SERVICES	24,256,337	5.5%
UTILITIES	18,259,837	4.1%
EXCHANGE TRADED FUNDS	1,236,122	0.3%
TIME DEPOSIT	6,852,000	1.6%
Other assets and liabilities - (Net)	(4,280,596)	-1.0%
TOTAL	$441,819,230	100.0%

Schedule of Investments (Unaudited)
Pax World Global Environmental Markets Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 93.9%
RENEWABLE & ALTERNATIVE ENERGY: 4.6%
SOLAR ENERGY GENERATION EQUIPMENT: 2.0%
Trina Solar, Ltd., ADR (a)	572,500	$5,690,650

RENEWABLE ENERGY DEVELOPERS &
INDEPENDENT POWER PRODUCERS (IPPS) : 2.6%
Huaneng Renewables Corp., Ltd.	24,364,000	7,541,268

ENERGY EFFICIENCY: 27.7%
POWER NETWORK EFFICIENCY: 2.1%
Hubbell, Inc.	27,000	2,860,110
Itron, Inc. (a)	73,485	3,065,794
		5,925,904

INDUSTRIAL ENERGY EFFICIENCY: 9.5%
Delta Electronics, Inc.	550,475	2,426,656
GEA Group AG	136,175	6,644,110
Regal Beloit Corp.	110,500	6,971,445
Rockwell Automation, Inc.	48,968	5,570,109
SMC Corp./Japan	13,700	3,174,672
Spirax-Sarco Engineering PLC	52,489	2,740,254
		27,527,246

BUILDINGS ENERGY EFFICIENCY: 8.8%
Acuity Brands, Inc.	13,700	2,988,518
Ingersoll-Rand PLC	112,300	6,963,722
Kingspan Group PLC	148,152	3,936,393
Legrand SA	110,580	6,180,758
Sekisui Chemical Co., Ltd.	413,200	5,086,884
		25,156,275

TRANSPORT ENERGY EFFICIENCY: 4.9%
BorgWarner, Inc.	152,300	5,848,320
Delphi Automotive PLC	108,435	8,134,794
		13,983,114

CONSUMER ENERGY EFFICIENCY: 2.4%
Murata Manufacturing Co., Ltd.	55,800	6,733,203

WATER INFRASTRUCTURE & TECHNOLOGIES: 25.3%
WATER INFRASTRUCTURE: 14.9%
Beijing Enterprises Water Group, Ltd. (a)	7,556,000	4,740,793
IDEX Corp.	83,750	6,941,200

Schedule of Investments (Unaudited)
Pax World Global Environmental Markets Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
WATER INFRASTRUCTURE & TECHNOLOGIES, continued
Pentair PLC	103,550	$5,618,623
Roper Technologies, Inc.	29,300	5,355,161
Toro Co., The	48,600	4,185,432
Watts Water Technologies, Inc., Class A	92,235	5,084,916
Wolseley PLC	71,143	4,015,955
Xylem, Inc.	163,338	6,680,524
		42,622,604

WATER TREATMENT EQUIPMENT: 3.5%
Ecolab, Inc.	47,454	5,292,070
Kemira Oyj	419,476	4,675,291
		9,967,361

WATER UTILITIES: 6.9%
American Water Works Co., Inc.	104,359	7,193,466
Pennon Group PLC	561,389	6,528,841
Severn Trent PLC	193,598	6,030,787
		19,753,094

POLLUTION CONTROL: 15.5%
POLLUTION CONTROL SOLUTIONS: 2.6%
ENN Energy Holdings, Ltd.	497,500	2,750,406
Umicore SA	91,747	4,554,325
		7,304,731

ENVIRONMENTAL TESTING & GAS SENSING: 11.3%
Agilent Technologies, Inc.	212,798	8,480,000
Applus Services SA	330,317	2,928,252
Horiba, Ltd.	152,193	5,674,437
PerkinElmer, Inc.	137,400	6,795,804
Thermo Fisher Scientific, Inc.	61,400	8,693,626
		32,572,119

PUBLIC TRANSPORTATION: 1.6%
East Japan Railway Co.	53,000	4,571,754

WASTE MANAGEMENT & TECHNOLOGIES: 11.1%
RECYCLING & VALUE ADDED WASTE PROCESSING: 2.1%
WestRock Co.	153,553	5,993,174

Schedule of Investments (Unaudited)
Pax World Global Environmental Markets Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
WASTE MANAGEMENT & TECHNOLOGIES, continued
HAZARDOUS WASTE MANAGEMENT: 3.2%
Daiseki Co., Ltd.	386,686	$6,321,162
Stericycle, Inc. (a)	22,144	2,794,351
		9,115,513

GENERAL WASTE MANAGEMENT: 5.8%
Suez Environnement Co.	443,549	8,119,747
Waste Management, Inc.	144,034	8,498,006
		16,617,753

FOOD, AGRICULTURE & FORESTRY: 4.7%
LOGISTICS, FOOD SAFETY & PACKAGING: 2.0%
Sealed Air Corp.	115,500	5,545,155

SUSTAINABLE & EFFICIENT AGRICULTURE: 2.7%
Marine Harvest ASA (a)	342,481	5,272,772
Trimble Navigation, Ltd. (a)	101,700	2,522,160
		7,794,932

DIVERSIFIED ENVIRONMENTAL: 5.0%
DIVERSIFIED ENVIRONMENTAL: 5.0%
3M Co.	32,300	5,382,149
Linde AG	35,322	5,132,223
Praxair, Inc.	33,784	3,866,579
		14,380,951

TOTAL COMMON STOCKS
(Cost $240,005,331)		268,796,801

TIME DEPOSIT: 1.4%
State Street Euro Dollar Time Deposit, 0.010%, 04/01/16	$3,987,000	3,987,000
(Cost $3,987,000)

TOTAL INVESTMENTS: 95.3%
(Cost $243,992,331)		272,783,801

Other assets and liabilities - (Net): 4.7%
		13,371,503

Net Assets: 100.0%
		$286,155,304

(a)	Non-income producing security.
ADR - American Depositary Receipt

Schedule of Investments (Unaudited)
Pax World Global Environmental Markets Fund	March 31, 2016

SUMMARY OF INVESTMENTS BY COUNTRY
		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
BELGIUM	$4,554,325	1.6%
CHINA	15,982,324	5.6%
FINLAND	4,675,291	1.6%
FRANCE	14,300,505	5.0%
GERMANY	11,776,334	4.1%
HONG KONG	4,740,793	1.7%
IRELAND	16,518,739	5.8%
JAPAN	31,562,112	11.0%
NORWAY	5,272,772	1.8%
SPAIN	2,928,252	1.0%
TAIWAN	2,426,652	0.8%
UNITED KINGDOM	27,450,632	9.6%
UNITED STATES	126,608,070	44.3%
TIME DEPOSIT	3,987,000	1.4%
Other assets and liabilities - (Net)	13,371,503	4.7%
TOTAL	$286,155,304	100.0%

Schedule of Investments (Unaudited)
Pax World High Yield Bond Fund	March 31, 2016

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 0.3%
FINANCIAL SERVICES: 0.3%
Hercules Technology Growth Capital, Inc.	86,000	$1,032,860

HEALTH CARE: 0.0%
Interactive Health, Inc. (b)(c)(d)	706	0

TOTAL COMMON STOCKS		1,032,860
(Cost $1,146,943)

PREFERRED STOCKS: 1.7%
BANKING: 1.1%
Goldman Sachs Group, Inc., The, 6.375%	77,400	2,153,268
Morgan Stanley, 6.375%	78,400	2,043,888
		4,197,156

FINANCIAL SERVICES: 0.6%
Hercules Tech Growth Capital, Inc., 6.250%	87,990	2,224,387

HEALTH CARE: 0.0%
Interactive Health, Inc., 0.000% (b)(c)	1,412	0

TOTAL PREFERRED STOCKS		6,421,543
(Cost $6,663,168)

BONDS: 95.0%
CORPORATE BONDS: 91.7%
AUTOMOTIVE: 1.5%
Lear Corp., 5.375%, 03/15/24	$1,000,000	1,045,000
Meritor, Inc., 6.750%, 06/15/21	2,000,000	1,865,000
Nexteer Automotive Group Ltd, 144A, 5.875%, 11/15/21 (a)	3,000,000	3,065,640
		5,975,640

BANKING: 3.1%
Ally Financial, Inc., 3.250%, 11/05/18	1,000,000	986,000
Ally Financial, Inc., 8.000%, 03/15/20	2,300,000	2,581,750
Ally Financial, Inc., 4.625%, 03/30/25	500,000	495,625
Ally Financial, Inc., 5.750%, 11/20/25	2,750,000	2,701,875
Bank of America Corp., 1.350%, 11/21/16	1,000,000	1,001,132
Citigroup, Inc, 5.950%, 05/15/25	3,000,000	2,891,250
Royal Bank of Scotland Group PLC, 7.500%, 12/29/49	1,750,000	1,631,875
		12,289,507

BASIC INDUSTRY: 11.2%
Alcoa, Inc., 5.400%, 04/15/21	2,000,000	2,039,380
Alcoa, Inc., 5.870%, 02/23/22	1,000,000	1,004,690
Aleris International, Inc., 144A, 9.500%, 04/01/21 (a)	1,400,000	1,430,625

Schedule of Investments (Unaudited)
Pax World High Yield Bond Fund	March 31, 2016

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
BASIC INDUSTRY, continued
ArcelorMittal, 6.500%, 03/01/21	$3,900,000	$3,861,000
Constellium NV, 144A, 7.875%, 04/01/21 (a)	2,750,000	2,754,483
Lennar Corp., 4.750%, 05/30/25	3,000,000	2,962,500
Lundin Mining Corp, 144A, 7.500%, 11/01/20 (a)	2,500,000	2,400,000
M/I Homes, Inc., 6.750%, 01/15/21	3,000,000	2,962,500
Nexeo Solutions LLC/Finance Corp., 8.375%, 03/01/18	4,000,000	4,014,999
Petra Diamonds US Treasury PLC, 144A, 8.250%, 05/31/20 (a)	3,250,000	2,778,750
Sappi Papier Holding GmbH, 144A, 6.625%, 04/15/21 (a)	5,250,000	5,432,674
Sappi Papier Holding GmbH, 144A, 7.500%, 06/15/32 (a)	2,900,000	2,613,625
SPCM SA, 144A, 6.000%, 01/15/22 (a)	2,400,000	2,457,000
Summit Materials LLC / Finance Corp., 144A, 8.500%, 04/15/22 (a)	2,000,000	2,075,000
Taylor Morrison Communities, Inc., 144A, 5.875%, 04/15/23 (a)	2,000,000	1,930,000
Taylor Morrison Communities, Inc., 144A, 5.625%, 03/01/24 (a)	3,000,000	2,887,500
		43,604,726

CAPITAL GOODS: 6.4%
Ardagh Finance Holdings SA, 144A, 8.625%, 06/15/19 (a)	2,086,250	1,970,681
Ardagh Packaging Finance PLC, 144A, 9.125%, 10/15/20 (a)	2,000,000	2,075,000
CTP Transportation Products LLC/Finance, Inc., 144A, 8.250%, 12/15/19 (a)	4,500,000	4,455,000
Manitowoc Foodservice, Inc., 144A, 9.500%, 02/15/24 (a)	2,000,000	2,190,000
Milacron LLC/Mcron Finance Corp., 144A, 7.750%, 02/15/21 (a)	1,615,000	1,493,875
PaperWorks Industries, Inc., 144A, 9.500%, 08/15/19 (a)	3,000,000	2,655,000
Plastipak Holdings, Inc., 144A, 6.500%, 10/01/21 (a)	2,000,000	1,960,000
SPL Logistics Escrow LLC/Finance Corp., 144A, 8.875%, 08/01/20 (a)	3,000,000	2,385,000
Unifrax I, LLC/Holding Co., 144A, 7.500%, 02/15/19 (a)	6,916,000	4,305,210
Waterjet Holdings, Inc., 144A, 7.625%, 02/01/20 (a)	1,400,000	1,400,000
		24,889,766

CONSUMER GOODS: 2.1%
Kraft Heinz Foods Co., 6.375%, 07/15/28	960,000	1,127,792
Post Holdings, Inc., 144A, 6.000%, 12/15/22 (a)	900,000	930,375
Post Holdings, Inc., 144A, 8.000%, 07/15/25 (a)	900,000	1,003,500
Prestige Brands, Inc., 144A, 6.375%, 03/01/24 (a)	2,500,000	2,618,750
Sun Products Corp., The, 144A, 7.750%, 03/15/21 (a)	1,500,000	1,387,500
TreeHouse Foods, Inc., 4.875%, 03/15/22	300,000	308,250
TreeHouse Foods, Inc., 144A, 6.000%, 02/15/24 (a)	900,000	958,500
		8,334,667

ENERGY: 9.4%
Antero Resources Corp., 5.375%, 11/01/21	2,150,000	1,999,500
Archrock Partners LP/Finance Corp., 6.000%, 04/01/21	2,250,000	1,608,750
Archrock Partners LP/Finance Corp., 6.000%, 10/01/22	2,000,000	1,450,000

Schedule of Investments (Unaudited)
Pax World High Yield Bond Fund	March 31, 2016

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
ENERGY, continued
Chaparral Energy, Inc., 7.625%, 11/15/22	$5,400,000	$1,053,000
Concho Resources, Inc., 5.500%, 04/01/23	2,000,000	1,970,000
DCP Midstream LLC, 144A, 4.750%, 09/30/21 (a)	650,000	513,289
DCP Midstream Operating LP, 3.875%, 03/15/23	500,000	411,821
Ferrellgas LP/Finance Corp., 6.750%, 01/15/22	2,600,000	2,320,500
Genesis Energy LP / Finance Corp, 5.750%, 02/15/21	2,750,000	2,488,750
Hilcorp Energy I LP/Finance Co., 144A, 5.750%, 10/01/25 (a)	3,000,000	2,595,000
ION Geophysical Corp., 8.125%, 05/15/18 (b)	8,000,000	4,039,999
Laredo Petroleum, Inc., 7.375%, 05/01/22	4,350,000	3,719,250
Laredo Petroleum, Inc., 6.250%, 03/15/23	2,285,000	1,925,113
Oasis Petroleum, Inc., 6.875%, 03/15/22	1,000,000	745,000
Sabine Pass LNG LP, 7.500%, 11/30/16	2,000,000	2,059,250
Sabine Pass Liquefaction, LLC, 5.625%, 02/01/21	3,010,000	2,908,413
Sabine Pass Liquefaction, LLC, 6.250%, 03/15/22	1,000,000	983,750
Sabine Pass Liquefaction, LLC, 5.750%, 05/15/24	1,450,000	1,392,000
Targa Resources Partners LP/Finance Corp., 144A , 6.625%, 10/01/20 (a)	1,000,000	992,500
Targa Resources Partners LP/Finance Corp., 5.250%, 05/01/23	1,750,000	1,623,125
		36,799,010

FINANCIAL SERVICES: 4.5%
Aircastle, Ltd., 5.000%, 04/01/23	2,000,000	2,015,000
Fly Leasing, Ltd., 6.750%, 12/15/20	3,000,000	2,955,000
Fly Leasing, Ltd., 6.375%, 10/15/21	4,500,000	4,280,625
International Lease Finance Corp., 5.875%, 08/15/22	1,900,000	2,068,625
iStar, Inc., 6.500%, 07/01/21	1,500,000	1,464,375
KCG Holdings, Inc., 144A, 6.875%, 03/15/20 (a)	5,250,000	4,541,250
		17,324,875

HEALTH CARE: 9.0%
Centene Escrow Corp., 144A, 5.625%, 02/15/21 (a)	1,900,000	1,985,500
Centene Escrow Corp., 144A, 6.125%, 02/15/24 (a)	900,000	949,500
Endo Finance, LLC/Finco, Inc., 144A, 7.750%, 01/15/22 (a)	2,250,000	2,306,273
Endo, Ltd/ Endo Finance, LLC/ Endo Finco, Inc., 144A, 6.000%, 07/15/23 (a)	3,000,000	2,838,750
HCA, Inc., 5.875%, 05/01/23	1,750,000	1,844,063
HCA, Inc., 5.875%, 02/15/26	6,750,000	6,969,374
HCA, Inc., 5.250%, 06/15/26	1,000,000	1,027,500
Kindred Healthcare, Inc., 6.375%, 04/15/22	2,000,000	1,810,000
Kindred Healthcare, Inc., 8.750%, 01/15/23	2,000,000	1,922,500
Kinetic Concepts, Inc. / KCI USA, Inc., 144A, 7.875%, 02/15/21 (a)	2,900,000	3,074,000
Mallinckrodt International Finance SA, 4.750%, 04/15/23	500,000	412,500

Schedule of Investments (Unaudited)
Pax World High Yield Bond Fund	March 31, 2016

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
HEALTH CARE, continued
Mallinckrodt International Finance SA, 144A, 5.625%, 10/15/23 (a)	$2,000,000	$1,825,000
MEDNAX Inc 144A, 5.250%, 12/01/23 (a)	1,000,000	1,042,500
MPT Operating Partnership LP/Finance Corp., 6.375%, 02/15/22	4,000,000	4,195,000
MPT Operating Partnership LP/Finance Corp., 6.375%, 03/01/24	1,000,000	1,057,500
Tenet Healthcare Corp., 6.750%, 06/15/23	2,000,000	1,925,000
		35,184,960

INSURANCE: 0.5%
Radian Group, Inc., 7.000%, 03/15/21	1,900,000	1,974,575

LEISURE: 0.5%
NCL Corp, Ltd., 144A, 4.625%, 11/15/20 (a)	1,750,000	1,767,500

MEDIA: 14.0%
Altice Financing SA, 144A, 6.500%, 01/15/22 (a)	4,000,000	4,090,000
Altice Financing SA, 144A, 6.625%, 02/15/23 (a)	1,000,000	1,007,500
Altice Finco SA, 144A, 8.125%, 01/15/24 (a)	2,750,000	2,736,250
CCO Holdings LLC/Capital Corp., 5.250%, 09/30/22	1,000,000	1,032,500
CCO Holdings LLC/Capital Corp., 144A, 5.875%, 04/01/24 (a)	900,000	945,000
CCOH Safari LLC, 144A, 5.750%, 02/15/26 (a)	2,000,000	2,075,000
Columbus International, Inc., 144A, 7.375%, 03/30/21 (a)	4,500,000	4,809,375
Emerald Expositions Holding, Inc., 144A, 9.000%, 06/15/21 (a)	5,250,000	5,040,000
Gray Television, Inc., 7.500%, 10/01/20	3,500,000	3,710,000
Harland Clarke Holdings Corp., 144A, 6.875%, 03/01/20 (a)	3,000,000	2,685,000
Lamar Media Corp., 144A, 5.750%, 02/01/26 (a)	400,000	421,000
MDC Partners, Inc., 144A, 6.500%, 05/01/24 (a)	1,800,000	1,842,750
Netflix, Inc., 5.875%, 02/15/25	1,750,000	1,850,625
Nexstar Broadcasting, Inc., 144A, 6.125%, 02/15/22 (a)	3,000,000	2,992,500
Numericable-SFR SA, 144A, 6.000%, 05/15/22 (a)	2,000,000	1,960,000
Quad/Graphics, Inc., 7.000%, 05/01/22	5,100,000	4,258,500
Sirius XM Radio, Inc., 144A, 5.750%, 08/01/21 (a)	500,000	525,000
Sirius XM Radio, Inc., 144A, 5.375%, 04/15/25 (a)	4,375,000	4,462,500
Unitymedia GmbH, 144A, 6.125%, 01/15/25 (a)	2,000,000	2,088,760
Univision Communications, Inc.,144A, 8.500%, 05/15/21 (a)	1,000,000	1,023,750
VTR Finance BV, 144A, 6.875%, 01/15/24 (a)	5,250,000	5,131,874
		54,687,884

REAL ESTATE: 2.7%
ESH Hospitality, Inc., 144A, 5.250%, 05/01/25 (a)	2,800,000	2,737,000
Forestar USA Real Estate Group, Inc., 144A, 8.500%, 06/01/22 (a)	2,250,000	2,250,000
Kennedy-Wilson, Inc., 5.875%, 04/01/24	5,500,000	5,390,000
		10,377,000

Schedule of Investments (Unaudited)
Pax World High Yield Bond Fund	March 31, 2016

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
RETAIL: 5.0%
CST Brands, Inc., 5.000%, 05/01/23	$4,000,000	$4,070,000
GameStop Corp., 144A, 6.750%, 03/15/21 (a)	1,500,000	1,455,000
Ingles Markets, Inc., 5.750%, 06/15/23	3,000,000	3,060,000
Neiman Marcus Group LTD LLC, 144A, 8.750%, 10/15/21 (a)	850,000	659,277
Neiman Marcus Group LTD LLC, 144A, 8.000%, 10/15/21 (a)	1,000,000	865,000
Outerwall, Inc., 6.000%, 03/15/19	2,700,000	2,308,500
Outerwall, Inc., 5.875%, 06/15/21	1,000,000	745,000
Sally Holdings LLC/Capital, Inc., 5.625%, 12/01/25	3,000,000	3,210,000
Tops Holding, LLC/Markets II Corp., 144A, 8.000%, 06/15/22 (a)	2,500,000	2,325,000
Toys R Us Property Co II LLC, 8.500%, 12/01/17	900,000	882,000
		19,579,777

SERVICES: 3.3%
Ahern Rentals, Inc., 144A, 7.375%, 05/15/23 (a)	6,750,000	4,691,250
Avis Budget Car Rental LLC / Finance, Inc., 144A, 6.375%, 04/01/24 (a)	1,800,000	1,811,070
BlueLine Rental Finance Corp., 144A, 7.000%, 02/01/19 (a)	1,500,000	1,389,375
Michael Baker Holdings LLC/Finance Corp., 144A, 8.875%, 04/15/19 (a)	4,440,000	2,841,600
United Rentals North America, Inc., 5.750%, 11/15/24	2,000,000	2,010,000
		12,743,295

TECHNOLOGY & ELECTRONICS: 5.4%
BCP Singapore VI Cayman Financing Co., Ltd., 144A, 8.000%, 04/15/21 (a)	3,250,000	2,169,375
Entegris, Inc., 144A, 6.000%, 04/01/22 (a)	2,510,000	2,557,063
First Data Corp., 144A, 7.000%, 12/01/23 (a)	4,000,000	4,054,999
j2 Global, Inc., 8.000%, 08/01/20	2,500,000	2,621,875
Micron Technology, Inc., 144A, 5.250%, 08/01/23 (a)	2,100,000	1,727,250
Micron Technology, Inc., 144A, 5.625%, 01/15/26 (a)	1,000,000	795,000
Sensata Technologies UK Financing Co PLC, 144A, 6.250%, 02/15/26 (a)	1,400,000	1,498,000
Solera LLC / Finance, Inc., 144A, 10.500%, 03/01/24 (a)	2,000,000	2,015,000
Syniverse Holdings, Inc., 9.125%, 01/15/19	7,013,000	3,190,915
Western Digital Corp., 144A, 7.375%, 04/01/23 (a)	100,000	102,250
Western Digital Corp., 144A, 10.500%, 04/01/24 (a)	500,000	502,500
		21,234,227

TELECOMMUNICATIONS: 9.2%
B Communications, Ltd., 144A, 7.375%, 02/15/21 (a)	3,500,000	3,806,250
CenturyLink, Inc., 7.500%, 04/01/24	1,900,000	1,909,500
CenturyLink, Inc., 5.625%, 04/01/25	1,300,000	1,168,375
Cogent Communications Group, Inc., 144A, 5.375%, 03/01/22 (a)	5,000,000	4,937,499
Equinix, Inc., 5.875%, 01/15/26	1,000,000	1,057,000
Frontier Communications Corp., 144A, 10.500%, 09/15/22 (a)	4,000,000	4,115,000
Frontier Communications Corp., 6.875%, 01/15/25	2,100,000	1,781,063

Schedule of Investments (Unaudited)
Pax World High Yield Bond Fund	March 31, 2016

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
TELECOMMUNICATIONS, continued
Level 3 Financing, Inc., 144A, 5.375%, 01/15/24 (a)	$1,000,000	$1,015,000
Level 3 Financing, Inc., 144A, 5.250%, 03/15/26 (a)	1,000,000	1,010,000
Sprint Communications, Inc., 8.375%, 08/15/17	3,000,000	2,973,750
Sprint Communications, Inc., 144A, 7.000%, 03/01/20 (a)	1,000,000	1,005,000
Sprint Corp., 7.875%, 09/15/23	2,000,000	1,539,580
Sprint Corp., 7.125%, 06/15/24	2,000,000	1,495,000
Sprint Corp., 7.625%, 02/15/25	1,500,000	1,121,250
T-Mobile USA, Inc., 6.625%, 11/15/20	1,000,000	1,037,500
T-Mobile USA, Inc., 6.731%, 04/28/22	500,000	524,900
T-Mobile USA, Inc., 6.625%, 04/01/23	1,000,000	1,057,500
T-Mobile USA, Inc., 6.000%, 04/15/24	1,000,000	1,015,000
T-Mobile USA, Inc., 6.375%, 03/01/25	2,000,000	2,055,000
T-Mobile USA, Inc., 6.500%, 01/15/26	1,000,000	1,043,750
		35,667,917

TRANSPORTATION: 3.1%
Air Canada, 144A, 7.750%, 04/15/21 (a)	6,000,000	5,940,000
Navios Maritime Acqusition Corp./Finance US, Inc., 144A, 8.125%, 11/15/21 (a)	4,750,000	3,170,625
OPE KAG Finance Sub, Inc., 144A, 7.875%, 07/31/23 (a)	3,000,000	3,007,500
		12,118,125

UTILITY: 0.8%
Calpine Corp., 144A, 6.000%, 01/15/22 (a)	900,000	947,250
Calpine Corp., 5.500%, 02/01/24	1,000,000	965,000
Calpine Corp., 5.750%, 01/15/25	1,000,000	963,750
FPL Energy National Wind Portfolio LLC, 144A, 6.125%, 03/25/19 (a)	29,680	29,903
Ormat Funding Corp., 8.250%, 12/30/20	320,613	319,010
		3,224,913

TOTAL CORPORATE BONDS		357,778,364
(Cost $385,464,986)		.

LOANS: 3.3%
RETAIL: 2.7%
Charlotte Russe, Inc., Term B, 6.750%, 05/21/19 (b)	9,850,277	5,237,048
TOMS Shoes LLC, 1.000%, 10/31/20 (b)	7,920,000	5,217,300
		10,454,348

Schedule of Investments (Unaudited)
Pax World High Yield Bond Fund	March 31, 2016

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
LOANS, continued
TELECOMMUNICATIONS: 0.6%
PRWireless, Inc., 1.000%, 06/27/20 (b)	$2,947,500	$2,431,688

TOTAL LOANS		12,886,036
(Cost $19,968,390)

TOTAL BONDS		370,664,400
(Cost $405,433,376)

CERTIFICATES OF DEPOSIT: 0.3%
Beneficial State Bank, FSB CDARS, 0.080%, 04/28/16	100,080	100,080
Beneficial State Bank, 1.250%, 05/10/17	100,000	100,000
Beneficial State Bank, 0.500%, 01/21/18	200,000	200,000
Self Help Credit Union, 1.050%, 01/04/17	100,000	100,000
Shared Interest, Inc., 0.700%, 09/30/18	500,000	500,000
Urban Partnership Bank, 0.300%, 07/01/16	100,539	100,539
Urban Partnership Bank, 0.200%, 08/03/16	100,000	100,000

TOTAL CERTIFICATES OF DEPOSIT		1,200,619
(Cost $1,200,619)

MONEY MARKET: 0.1%
Beneficial State Bank Money Market Account	200,224	200,224
(Cost $200,224)

TIME DEPOSIT: 3.0%
State Street Euro Dollar Time Deposit, 0.010%, 04/01/16	11,692,000	11,692,000
(Cost $11,692,000)

TOTAL INVESTMENTS: 100.4%		391,211,646
(Cost $426,336,330)

Other assets and liabilities - (Net):- 0.4%		(1,447,876)

Net Assets: 100.0%		$389,763,770

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(b)	Illiquid security.
(c)	Fair valued security.
(d)	Non-income producing security.

Schedule of Investments (Unaudited)
Pax Sustainable Managers Capital Appreciation Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
AFFILIATED INVESTMENT COMPANIES: 26.9%
Pax MSCI International ESG Index Fund (b)	889,672	$6,859,371
Pax World Global Environmental Markets Fnd (b)	62,323	766,573
Pax World High Yield Bond Fund (b)	63,084	387,333
Pax World Small Cap Fund (b)	165,879	2,297,429

TOTAL AFFILIATED INVESTMENT COMPANIES		10,310,706
(Cost $10,164,038)

NON-AFFILIATED INVESTMENT COMPANIES: 73.0%
Access Capital Community Investment Fund (b)	9	80
Appleseed Fund (b)	32,407	383,056
Ariel Fund (b)	38,866	2,304,744
Eventide Gilead Fund (a)(b)	129,931	3,098,854
Neuberger Berman Socially Responsive Fund (b)	47,109	1,534,334
PIMCO Income Fund (b)	163,509	1,924,506
Parnassus Core Equity Fund (b)	212,022	8,027,156
Praxis Intermediate Income Fund (b)	47	492
Portfolio 21 Global Equity Fund (b)	10,943	383,121
Schroder Emerging Market Equity Fund (c)	137,217	1,539,572
TIAA-CREF Social Choice Bond Fund (b)	111,920	1,155,011
TIAA-CREF Social Choice Equity Fund (b)	388,931	6,137,337
Touchstone Premium Yield Equity Fund (d)	192,486	1,537,962

TOTAL NON-AFFILIATED INVESTMENT COMPANIES		28,026,225
(Cost $28,237,711)

TOTAL INVESTMENTS: 99.9%		38,336,931
(Cost $38,401,749)

Other assets and liabilities - (Net): 0.1%		35,047

Net Assets: 100.0%		$38,371,978

(a)	Non income producing security
(b)	Institutional Class shares
(c)	Investor Class shares
(d)	Class Y shares

Schedule of Investments (Unaudited)
Pax Sustainable Managers Total Return Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
AFFILIATED INVESTMENT COMPANIES: 14.9%
Pax MSCI International ESG Index Fund (b)	427,507	$3,296,081
Pax World Global Environmental Markets Fund (b)	33,689	414,376
Pax World High Yield Bond Fund (b)	271,833	1,669,056
Pax World Small Cap Fund (b)	59,871	829,207

TOTAL AFFILIATED INVESTMENT COMPANIES		6,208,720
(Cost $6,266,301)

NON-AFFILIATED INVESTMENT COMPANIES: 84.9%
Access Capital Community Investment Fund (b)	225,476	2,085,656
Appleseed Fund (b)	105,477	1,246,738
Ariel Fund (b)	14,045	832,845
CRA Qualified Investment Fund (b)	191,746	2,080,440
Eventide Gilead Fund (a)(b)	53,196	1,268,718
Neuberger Berman Socially Responsive Fund (b)	51,057	1,662,939
PIMCO Income Fund (b)	355,263	4,181,441
Parnassus Core Equity Fund (b)	87,510	3,313,145
Praxis Intermediate Income Fund (b)	596,236	6,242,595
Portfolio 21 Global Equity Fund (b)	11,853	414,983
Schroder Emerging Market Equity Fund (c)	74,451	835,346
TIAA-CREF Social Choice Bond Fund (b)	647,672	6,683,976
TIAA-CREF Social Choice Equity Fund (b)	171,247	2,702,275
Touchstone Premium Yield Equity Fund (d)	234,476	1,873,462

TOTAL NON-AFFILIATED INVESTMENT COMPANIES		35,424,559
(Cost $35,935,433)

TOTAL INVESTMENTS: 99.8%		41,633,279
(Cost $42,201,734)

Other assets and liabilities - (Net): 0.2%		97,766

Net Assets: 100.0%		$41,731,045

(a)	Non income producing security
(b)	Institutional Class shares
(c)	Investor Class shares
(d)	Class Y shares

March 31, 2016 (unaudited)
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Funds Series Trust III

Organization Pax World Funds Series Trust I (“Trust I”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of March 31, 2016, Trust I offered nine investment funds.

Pax World Funds Series Trust III (“Trust III”) is an open-end management investment company that was organized under the laws of the Commonwealth of Massachusetts on December 4, 2013 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Pax Ellevate Global Women’s Index Fund (the “Global Women’s Index Fund”) is a diversified series of Trust III.

Effective March 29, 2016 the ESG Managers Growth and Income Portfolio (“Growth and Income Portfolio”) and the ESG Managers Income Portfolio (“Income Portfolio”), each a series of Trust I, acquired the assets of ESG Managers Growth Portfolio and ESG Managers Balanced Portfolio, each a series of Trust I (the “Target Funds”), respectively.  The acquisitions were based on valuations as of the close of business on March 29, 2016, pursuant to an Agreement and Plan of Reorganization dated December 3, 2015 (“the Reorganizations”).  The purpose of the Reorganizations is to enable shareholders of each Target Fund to invest in a larger, potentially more efficient portfolio and will result in reduced operating expenses for shareholders. The reorganizations were accomplished by tax-free exchanges of shares. For financial reporting purposes, assets received and shares issued by the Growth and Income Portfolio and Income Portfolio were recorded at fair value; however, the cost basis of the investments received from the Target Funds were carried forward to align ongoing reporting of realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Additionally, on March 29, 2016 the Growth and Income Portfolio and Income Portfolio changed their names to Pax Sustainable Managers Capital Appreciation Fund (“Capital Appreciation Fund”) and Pax Sustainable Managers Total Return Fund (“Total Return Fund”), respectively.

These schedules of investments relate to the Pax World Growth Fund (the “Growth Fund”), Pax Mid Cap Fund (the “Mid Cap Fund”), Pax World Small Cap Fund (the “Small Cap Fund”), Pax World Balanced Fund (the “Balanced Fund”), PAX MSCI International ESG Index Fund (“International Index Fund”), Pax World Global Environmental Markets Fund (the “Global Environmental Markets Fund”), Global Women’s Index Fund, Pax World High Yield Bond Fund (the “High Yield Bond Fund”), Capital Appreciation Fund, and the Total Return Fund, (each a “Fund”, collectively, the “Funds”).

Under the Trusts’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. Additionally, in the normal course of business, the Trusts enter into contracts with service providers that contain general indemnification clauses. The Trusts’ maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trusts that have not yet occurred. However, based on experience, the Trusts expect this risk of loss to be remote.

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day (a “Business Day”) that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these schedules of investments, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using daily exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees (so called “evaluated pricing”). The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making evaluated pricing determinations with respect to Fund holdings. The Best Execution and Valuation Committee is comprised of representatives of the Advisers, including several members of the Portfolio Management team, the Director of Trading, the Chief Compliance Officer and the Chief Financial Officer. One of the functions of the Best Execution and Valuation Committee is to value securities where current and reliable market quotations are not readily available. The Committee meets periodically and reports to the Board at each quarterly meeting regarding any securities for which evaluated pricing was employed during the previous quarter. All actions taken by the Best Execution and Valuation Committee are reviewed and ratified by the Boards.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds’ net asset value is determined; and changes in overall market conditions. At March 31, 2016, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Balanced Fund held one security fair valued at $260,444 representing 0.01% of the Fund’s net asset value, and the High Yield Bond Fund held two securities fair valued at $0, representing 0.00% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 –	unadjusted quoted prices in active markets for identical investments

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks , preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

Option Contracts Options on equity securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service, and are generally categorized as Level 1 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2016:

	Level 1	Level 2	Level 3*	Totals
Growth
Common Stocks	$202,946,965	$—	$—	$202,946,965
Cash Equivalents	2,747,511	6,605,000	—	9,352,511
Total	$205,694,476	$6,605,000	$—	$212,299,476
Mid Cap
Common Stocks	$151,884,355	$—	$—	$151,884,355
Total	$151,884,355	$—	$—	$151,884,355
Small Cap
Common Stocks	$557,433,334	$—	$—	$557,433,334
Cash Equivalents	7,486,831	20,945,000	—	28,431,831
Total	$564,920,165	$20,945,000	$—	$585,865,165
Balanced
Common Stocks	$880,835,048	$—	$—	$880,835,048
Affiliated Investment Companies	316,723,389	—	—	316,723,389
Community Investment Notes	—	3,000,000	260,444	3,260,444
Corporate Bonds	—	169,215,563	—	169,215,563
U.S. Gov't Agency Bonds	—	42,676,649	—	42,676,649
Government Bonds	—	5,434,890	—	5,434,890
Municipal Bonds	—	45,656,259	—	45,656,259
U.S. Treasury Notes	—	173,583,153	—	173,583,153
Mortgage-Backed Securities	—	171,337,956	—	171,337,956
Cash Equivalents	4,513,070	52,075,000	—	56,588,070
Equity Call Options Written	(1,064,000)	—	—	(1,064,000)
Total	$1,201,007,507	$662,979,470	$260,444	$1,864,247,421

International Index
Common Stocks	$153,919	$435,758,654	$—	$435,912,573
Preferred Stocks	—	2,099,131	—	2,099,131
Exchange Traded Funds	1,236,122	—	—	1,236,122
Cash Equivalents	—	6,852,000	—	6,852,000
Total	$1,390,041	$444,709,785	$—	$446,099,826
Global Environmental Markets
Common Stocks	$156,952,251	$111,844,550	$—	$268,796,801
Cash Equivalents	—	3,987,000	—	3,987,000
Total	$156,952,251	$115,831,550	$—	$272,783,801
Global Women’s Index
Common Stocks	$60,738,030	$28,933,353	$—	$89,671,383
Preferred Stocks	—	129,321	—	129,321
Exchange Traded Funds	211,661	—	—	211,661
Cash Equivalents	196,577	4,869,000	—	5,065,577
Total	$61,146,268	$33,931,674	$—	$95,077,942
High Yield Bond
Common Stocks	$1,032,860	$—	$0	$1,032,860
Preferred Stocks	6,421,543	—	0	6,421,543
Corporate Bonds	—	357,778,364	—	357,778,364
Loans	—	12,886,036	—	12,886,036
Cash Equivalents	200,224	12,892,619	—	13,092,843
Total	$7,654,627	$383,557,019	$0	$391,211,646
Capital Appreciation
Affiliated Investment Companies	$10,310,706	$—	$—	$10,310,706
Unaffiliated Investment Companies	28,026,225	—	—	28,026,225
Total	$38,336,931	$—	$—	$38,336,931
Total Return
Affiliated Investment Companies	$6,208,720	$—	$—	$6,208,720
Unaffiliated Investment Companies	35,424,559	—	—	35,424,559
Total	$41,633,279	$—	$—	$41,633,279

* Table includes securities valued at zero.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

High Yield Bond
Stocks
Balance as of December 31, 2015	$0
Realized gain (loss)	—
Amortization of premium	—
Change in unrealized appreciation (depreciation)	—
Purchases/Received in Exchange	—
Sales	—
Transfers in to and/or out of Level Three	—
Balance as of March 31, 2016	$0

Balanced
Bonds and Notes
Balance as of December 31, 2015	$260,445
Realized gain (loss)	—
Amortization of premium	—
Change in unrealized appreciation (depreciation)	(1)
Purchases	—
Sales/Maturities	—
Transfers in to and/or out of Level Three	—
Balance as of March 31, 2016	$260,444

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. During the period, Level 1 to Level 2 transfers were: $8,785,128 for the International Index Fund and $584,893 for the Global Women’s Index Fund. All such transfers were due to utilization of the pricing vendor’s fair value pricing of foreign securities.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The Balanced Fund holds positions in Community Investment notes which are valued based on quarterly financial statements adjusted for any changes in credit quality indicated in such financial statements. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements.

Securities Lending Each of the Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank and Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Navigator Securities Lending Prime Portfolio, a registered Rule 2a-7 money market fund. Borrowers may also pledge non-cash collateral within the guidelines for acceptable forms of non-cash collateral approved by the Boards of Trustees. At March 31, 2016, non-cash collateral consisted of U.S. Treasuries and short-term U.S. Government Agency obligations.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of March 31, 2016, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Non-Cash Collateral Value	Over (Under) Collaeralized
Growth	$2,679,377	$2,747,511	$—	68,134
Small Cap	7,370,723	7,486,831	—	116,108
Balanced	4,022,379	4,092,995	—	70,616
Global Women's Index	211,845	196,577	20,328	5,060

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860) Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosure. The disclosure is intended to provide greater transparency regarding the types of collateral pledge for securities lending and similar transactions that are accounted for as secured borrowing. For the Growth Fund, High Yield Bond Fund and Women’s Index Fund, all of the securities on loan at March 31, 2016 are classified as Common Stocks in each Fund’s Schedule of Investments. For the Balanced Fund all of the securities on loan at March 31, 2016 are classified as Corporate Debt on the Fund’s Schedule of Investments.

Purchases and proceeds from sales of investments for the Funds for the period ended March 31, 2016 were as follows:

	Purchases		Sales
Fund	Investments*	U.S. Gov’t Bonds	Investments*	U.S. Gov’t Bonds
Growth	$8,108,301	—	$4,244,721	—
Mid Cap	—	—	—	—
Small Cap	118,853,996	—	67,011,214	—
Balanced	230,608,709	25,303,081	251,695,721	13,371,340
International Index	141,232,137	—	77,435,969	—
Global Environmental Markets	38,818,778	—	28,258,893	—
Global Women's Index	9,808,402	—	6,555,534	—
High Yield Bond	122,215,931	—	131,575,926	—
Capital Appreciation	8,106,153	—	6,838,873	—
Total Return	5,789,321	—	4,845,035	—

*	Excluding short-term investments and U.S. Government bonds.

For federal income tax purposes, the identified cost of investments owned at March 31, 2016 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of March 31, 2016 were as follows for the Funds:

Fund	Identified cost of investments for Federal income tax basis	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Growth	$149,633,507	$65,384,520	$2,718,551	$62,665,969
Mid Cap	141,480,903	21,527,784	11,124,332	10,403,452
Small Cap	590,965,796	43,885,416	48,986,047	(5,100,631)
Balanced	1,742,341,557	150,725,258	27,755,394	122,969,864
International Index	473,664,689	18,954,536	46,519,399	(27,564,863)
Global Environmental Markets	243,992,331	36,994,326	8,202,856	28,791,470
Global Women's Index	92,966,273	8,647,295	6,535,626	2,111,669
High Yield Bond	426,336,330	5,612,704	40,737,388	(35,124,684)
Cap Appreciation	38,401,749	707,539	772,357	(64,818)
Total Return	42,201,734	397,759	966,214	(568,455)

Options Transactions The Funds may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities. The Funds generally purchase put options or write covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon the exercise of the option.

Options are valued daily based upon the last sale price of the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sale for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Schedules of Investments. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in the notes to the Schedules of Investments. Options written are reported as a liability in the Statements of Assets and Liabilities. Realized gains and losses are reported in the Statements of Operations.

There are risks associated with transactions in options on securities. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases above the exercise price and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security continues to decrease after the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction before the exercise date if a liquid secondary market does not exist.

Written option activity for the period ended March 31, 2016 is as follows:

	Outstanding					Outstanding
	at 12/31/15	Written	Closed	Expired	Exercised	at 03/31/16
Balanced
Call Options
Number of contracts	-	4,000	-	-	-	4,000
Premiums received	$-	$463,991	$-	$-	$-	$463,991

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2016 investments in affiliated companies were as follows:

	Shares Held at	Value at	Gross	Gross	Value at	Income
Fund	03/31/16	12/31/15	Additions	Reductions	03/31/16	Distributions

Balanced
Pax Mid Cap Fund	15,961,415	$-	$159,614,151	$-	$159,614,151	$-
Pax MSCI International ESG Index Fund	20,377,333	151,361,028	30,000,000	20,000,000	157,109,238	-
Total		$151,361,028	$189,614,151	$20,000,000	$316,723,389	$-

Capital Appreciation
Pax MSCI International ESG Index Fund	889,672	$2,700,308	$1,646,336	$-	$6,859,371	$-
Pax World Global Environmental Markets Fund	62,323	145,060	585,191	-	766,573	-
Pax World High Yield Bond Fund	63,084	391,340	45,578	45,987	387,333	8,141
Pax World Small Cap Fund	165,879	934,361	1,954,386	568,465	2,297,429	-
Total		$4,171,069	$4,231,491	$614,452	$10,310,706	$8,141

Total Return
Pax MSCI International ESG Index Fund	427,507	$846,505	$73,756	$592,628	$3,296,081	$-
Pax World Global Environmental Markets Fund	33,689	98,760	-	3,473	414,376	-
Pax World High Yield Bond Fund	271,833	217,157	971,516	737,437	1,669,056	6,136
Pax World Small Cap Fund	59,871	277,438	-	-	829,207	-
Total		$1,439,860	$1,045,272	$1,333,538	$6,208,720	$6,136

Gross additions include reinvestment of dividends.

The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trusts or other accounts managed by the Adviser pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective fund from or to another fund or account that is or could be considered an affiliate of the fund under certain limited circumstances by virtue of having a common investment adviser complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the period ended March 31, 2016, the High Yield Bond Fund did not engage in cross-trades with separate accounts managed by the Adviser.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Boards of Trustees. At March 31, 2016, the Balanced Fund held $15,558,684 or 0.8% of net assets and the High Yield Bond Fund held $195,311,045 or 50.1% of net assets in securities exempt from registration under Rule 144A of the Act.

At March 31, 2016, the High Yield Bond Fund held $16,926,035 of illiquid securities, representing 4.3% of net assets. The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Additional information on illiquid securities held at March 31, 2016, is as follows:

Security	Acquisition Date Range	Cost	Market Value
High Yield Bond Fund

Charlotte Russe, Inc., Term B, 6.750%, 05/21/19	05/21/13 - 01/16/15	9,774,777	$5,237,048
ION Geophysical Corp., 8.125%, 05/15/18	05/08/13 - 02/20/14	7,911,772	4,039,999
Interactive Health, Inc.	03/19/04 - 10/01/13	178,981	—
Interactive Health, Inc., 0.000%	03/19/04 - 10/01/13	357,962	—
PRWireless, Inc., 1.000%, 6/29/2020	06/27/14 - 06/27/14	2,905,624	2,431,688
TOMS Shoes LLC, 1.000%, 10/31/2020	10/31/14 - 10/31/14	7,287,989	5,217,300

Item 2. Controls and Procedures.

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 19, 2016

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/ May 19, 2016